UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

1.813055.109

SFI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.5%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 2,210,000	$ 2,219,521
1.3% 7/31/15 (d)	2,620,000	2,636,810
1.45% 8/1/16 (d)	1,740,000	1,754,889
1.65% 4/10/15 (d)	1,310,000	1,322,824
1.875% 9/15/14 (d)	1,270,000	1,282,701
1.95% 3/28/14 (d)	2,076,000	2,083,665
2.3% 1/9/15 (d)	1,330,000	1,351,182
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	1,090,000	1,089,276
1.625% 3/22/15 (d)	2,300,000	2,329,923
		16,070,791
Media - 1.5%
COX Communications, Inc. 5.5% 10/1/15	238,000	256,332
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,579,653
NBC Universal, Inc.:
2.875% 4/1/16	1,200,000	1,255,754
3.65% 4/30/15	2,330,000	2,431,709
News America, Inc. 5.3% 12/15/14	2,007,000	2,104,436
Thomson Reuters Corp.:
0.875% 5/23/16	535,000	535,869
1.3% 2/23/17	374,000	374,354
Time Warner Cable, Inc. 5.85% 5/1/17	2,100,000	2,314,874
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,998,201
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,642,611
Walt Disney Co. 1.1% 12/1/17	976,000	968,155
		16,461,948
TOTAL CONSUMER DISCRETIONARY		32,532,739
CONSUMER STAPLES - 2.8%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,505,643
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,643,155
1.5% 7/14/14	1,611,000	1,622,709
Beam, Inc.:
1.75% 6/15/18	429,000	423,323
1.875% 5/15/17	1,366,000	1,372,266
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (d)	$ 1,054,000	$ 1,121,562
Heineken NV:
0.8% 10/1/15 (d)	1,492,000	1,492,039
1.4% 10/1/17 (d)	556,000	550,715
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,744,189
		14,475,601
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,653,722
Walgreen Co.:
1% 3/13/15	1,695,000	1,704,061
1.8% 9/15/17	678,000	681,525
		4,039,308
Food Products - 0.6%
General Mills, Inc.:
0.875% 1/29/16	971,000	971,883
1.55% 5/16/14	1,200,000	1,206,260
Kellogg Co. 0.4693% 2/13/15 (e)	1,685,000	1,687,175
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,729,150
William Wrigley Jr. Co. 1.4% 10/21/16 (d)	681,000	685,185
		7,279,653
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,431,629
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,244,946
6.75% 6/15/17	1,644,000	1,909,674
		5,586,249
TOTAL CONSUMER STAPLES		31,380,811
ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.6% 4/30/15	1,005,000	1,011,727
Nabors Industries, Inc. 2.35% 9/15/16 (d)	575,000	583,184
Petrofac Ltd. 3.4% 10/10/18 (d)	1,800,000	1,822,689
		3,417,600
Oil, Gas & Consumable Fuels - 2.4%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,414,155
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,473,534
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge, Inc. 0.8984% 10/1/16 (e)	$ 2,500,000	$ 2,510,500
Enterprise Products Operating LP 1.25% 8/13/15	962,000	970,256
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,790,045
Petrobras Global Finance BV 2% 5/20/16	2,000,000	1,991,000
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,346,400
3.875% 1/27/16	1,151,000	1,189,668
Phillips 66 Co.:
1.95% 3/5/15	2,620,000	2,662,468
2.95% 5/1/17	650,000	679,268
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,500,000	1,482,150
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,883,306
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	324,289
Total Capital International SA 0.75% 1/25/16	1,403,000	1,406,210
TransCanada PipeLines Ltd. 0.9281% 6/30/16 (e)	4,000,000	4,035,828
		26,159,077
TOTAL ENERGY		29,576,677
FINANCIALS - 24.2%
Capital Markets - 3.0%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	1,090,000	1,103,610
2.375% 1/22/18	2,200,000	2,221,424
3.7% 8/1/15	3,000,000	3,134,457
5.125% 1/15/15	5,117,000	5,360,805
HSBC Bank PLC:
1.5% 5/15/18 (d)	1,090,000	1,072,527
3.1% 5/24/16 (d)	1,210,000	1,273,722
JPMorgan Chase & Co.:
0.8566% 2/26/16 (e)	1,000,000	1,001,665
0.9036% 10/15/15 (e)	1,768,000	1,773,410
1.1% 10/15/15	1,080,000	1,084,322
1.125% 2/26/16	1,100,000	1,104,904
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	977,979
Morgan Stanley:
1.202% 12/19/14 (e)	1,000,000	1,000,560
1.75% 2/25/16	2,966,000	3,008,755
2.875% 1/24/14	1,200,000	1,204,129
2.875% 7/28/14	452,000	458,680
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.1% 1/26/15	$ 554,000	$ 574,274
4.2% 11/20/14	400,000	413,564
6% 5/13/14	2,690,000	2,755,397
The Bank of New York Mellon Corp. 1.7% 11/24/14	3,150,000	3,192,667
		32,716,851
Commercial Banks - 9.7%
ABN AMRO Bank NV 1.0359% 10/28/16 (d)(e)	2,000,000	2,002,198
ANZ Banking Group Ltd.:
0.4377% 5/7/15 (d)(e)	1,100,000	1,101,009
2.125% 1/10/14 (d)	1,210,000	1,212,057
Australia & New Zealand Banking Group Ltd. 0.9% 2/12/16	1,670,000	1,674,008
Bank of America NA 5.3% 3/15/17	250,000	278,700
Bank of England 0.5% 3/6/15 (d)	3,902,000	3,915,033
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,171,388
1.375% 12/18/17	1,069,000	1,058,495
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (d)	2,200,000	2,195,541
1.55% 9/9/16 (d)	1,150,000	1,160,971
Branch Banking & Trust Co. 1.45% 10/3/16	3,000,000	3,039,804
Capital One Bank NA 1.15% 11/21/16	779,000	779,613
Commonwealth Bank of Australia 1.95% 3/16/15	1,310,000	1,334,800
Credit Suisse New York Branch 3.5% 3/23/15	6,000,000	6,230,340
Danske Bank A/S 1.2936% 4/14/14 (d)(e)	1,800,000	1,804,435
Discover Bank 2% 2/21/18	2,500,000	2,484,205
Fifth Third Bancorp 3.625% 1/25/16	673,000	709,566
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,193,895
Huntington National Bank:
1.3% 11/20/16	740,000	742,528
1.35% 8/2/16	529,000	531,918
KeyBank NA:
1.65% 2/1/18	735,000	730,382
5.8% 7/1/14	4,064,000	4,185,132
Marshall & Ilsley Bank 5% 1/17/17	86,000	94,291
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	3,280,000	3,234,536
National Australia Bank Ltd.:
0.5406% 1/22/15 (d)(e)	2,000,000	2,004,238
2% 3/9/15	1,310,000	1,336,086
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
National Bank of Canada 1.5% 6/26/15	$ 1,794,000	$ 1,819,373
Nordea Bank AB 0.875% 5/13/16 (d)	1,640,000	1,646,750
PNC Bank NA:
0.8% 1/28/16	3,000,000	3,003,546
1.15% 11/1/16	1,281,000	1,288,402
1.3% 10/3/16	1,130,000	1,140,318
PNC Funding Corp. 3.625% 2/8/15	1,445,000	1,495,894
Rabobank (Netherlands) NV 2.125% 10/13/15	862,000	885,956
Regions Financial Corp.:
2% 5/15/18	1,100,000	1,081,661
5.75% 6/15/15	1,150,000	1,228,804
Royal Bank of Canada:
0.6281% 3/8/16 (e)	1,500,000	1,502,703
0.8% 10/30/15	1,261,000	1,262,704
0.85% 3/8/16	1,000,000	997,048
1.45% 9/9/16	919,000	932,455
1.5% 1/16/18	2,210,000	2,189,237
2.2% 7/27/18	1,000,000	1,011,164
Royal Bank of Scotland Group PLC 2.55% 9/18/15	3,809,000	3,901,940
Sumitomo Mitsui Banking Corp.:
1.45% 7/19/16	2,500,000	2,523,725
1.8% 7/18/17	1,970,000	1,981,905
1.9% 1/12/15 (d)	1,600,000	1,619,022
SunTrust Banks, Inc.:
0.5276% 8/24/15 (e)	500,000	495,524
0.5484% 4/1/15 (e)	4,270,000	4,247,689
3.5% 1/20/17	1,449,000	1,536,388
5% 9/1/15	1,059,000	1,127,217
Svenska Handelsbanken AB 0.7002% 3/21/16 (e)	1,100,000	1,103,284
The Toronto Dominion Bank 0.4454% 5/1/15 (e)	1,500,000	1,499,691
Union Bank NA 1.5% 9/26/16	753,000	764,284
Wachovia Bank NA 0.622% 11/3/14 (e)	1,820,000	1,823,707
Wells Fargo & Co. 3.625% 4/15/15	2,400,000	2,499,178
Wells Fargo Bank NA 0.4485% 5/16/16 (e)	4,500,000	4,462,794
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,222,811
1.125% 9/25/15	2,685,000	2,712,814
2% 8/14/17	2,250,000	2,297,007
		107,510,164
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 4.5%
American Express Credit Corp.:
0.6893% 11/13/15 (e)	$ 2,735,000	$ 2,741,720
0.875% 11/13/15	1,090,000	1,093,284
1.3% 7/29/16	1,120,000	1,130,471
2.75% 9/15/15	2,530,000	2,623,504
2.8% 9/19/16	970,000	1,018,705
American Honda Finance Corp.:
0.6116% 5/26/16 (d)(e)	1,500,000	1,501,779
1.125% 10/7/16	1,520,000	1,529,476
Capital One Financial Corp.:
0.8781% 11/6/15 (e)	1,000,000	1,002,795
1% 11/6/15	1,090,000	1,090,238
2.15% 3/23/15	1,300,000	1,322,890
7.375% 5/23/14	2,500,000	2,579,548
Caterpillar Financial Services Corp.:
0.4766% 2/26/16 (e)	2,000,000	2,000,252
2.75% 6/24/15	701,000	725,315
Ford Motor Credit Co. LLC:
1.7% 5/9/16	1,100,000	1,114,399
2.75% 5/15/15	2,000,000	2,054,582
3% 6/12/17	2,950,000	3,083,936
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,306,215
1.5% 7/12/16	10,000,000	10,161,350
1.625% 7/2/15	3,165,000	3,214,437
2.25% 11/9/15	3,150,000	3,246,626
HSBC U.S.A., Inc.:
1.625% 1/16/18	963,000	959,095
2.375% 2/13/15	2,353,000	2,405,105
Hyundai Capital America:
1.625% 10/2/15 (d)	1,410,000	1,418,282
1.875% 8/9/16 (d)	295,000	297,643
		49,621,647
Diversified Financial Services - 4.3%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	513,512
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,218,967
1.5% 10/9/15	1,000,000	1,010,072
3.7% 9/1/15	3,960,000	4,147,732
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,106,983
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
1.375% 5/10/18	$ 1,090,000	$ 1,071,381
2.248% 11/1/16	1,320,000	1,371,262
Citigroup, Inc.:
1.1984% 7/25/16 (e)	2,000,000	2,019,906
1.25% 1/15/16	5,049,000	5,071,922
1.3% 4/1/16	1,650,000	1,657,842
1.3% 11/15/16	1,759,000	1,759,899
1.7% 7/25/16	5,000,000	5,067,115
2.65% 3/2/15	3,350,000	3,422,427
3.953% 6/15/16	2,000,000	2,137,748
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,084,518
3.7% 1/20/15	7,280,000	7,526,668
MetLife Institutional Funding II 0.6129% 1/6/15 (d)(e)	1,000,000	1,002,680
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (e)	270,000	276,413
TECO Finance, Inc. 4% 3/15/16	400,000	425,842
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,831,790
		47,724,679
Insurance - 2.2%
AEGON NV 4.625% 12/1/15	1,480,000	1,582,543
American International Group, Inc.:
3% 3/20/15	2,050,000	2,110,951
3.8% 3/22/17	818,000	876,772
4.25% 9/15/14	2,270,000	2,334,518
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,111,547
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,346,226
Hartford Financial Services Group, Inc. 4% 3/30/15	1,000,000	1,041,611
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	1,173,000	1,187,924
MetLife, Inc. 1.756% 12/15/17 (c)	465,000	465,337
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	2,559,000	2,528,044
2% 1/9/15 (d)	4,359,000	4,434,868
2.5% 9/29/15 (d)	1,000,000	1,032,694
Pricoa Global Funding I 1.15% 11/25/16 (d)	1,100,000	1,100,249
Principal Life Global Funding II:
0.6059% 5/27/16 (d)(e)	1,000,000	1,001,724
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Principal Life Global Funding II: - continued
0.8684% 7/9/14 (d)(e)	$ 2,000,000	$ 2,007,318
Prudential Financial, Inc. 2.3% 8/15/18	365,000	370,089
		24,532,415
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	330,000	389,532
Equity One, Inc. 5.375% 10/15/15	144,000	155,134
Health Care REIT, Inc. 2.25% 3/15/18	341,000	340,479
		885,145
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	770,000	764,521
Simon Property Group LP 2.15% 9/15/17	500,000	512,224
Tanger Properties LP 6.15% 11/15/15	1,669,000	1,840,540
Ventas Realty LP 1.55% 9/26/16	287,000	289,034
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	689,409
		4,095,728
TOTAL FINANCIALS		267,086,629
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,316,888
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	135,000	134,038
Express Scripts Holding Co. 2.1% 2/12/15	1,970,000	2,002,862
McKesson Corp. 0.95% 12/4/15	213,000	213,133
WellPoint, Inc.:
1.25% 9/10/15	357,000	360,199
1.875% 1/15/18	647,000	644,391
		3,354,623
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,220,607
1.75% 11/6/17	1,865,000	1,879,323
Mylan, Inc. 1.35% 11/29/16	364,000	364,720
Perrigo Co. 1.3% 11/8/16 (d)	302,000	302,380
Sanofi SA 2.625% 3/29/16	1,263,000	1,318,768
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,214,813
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16	$ 978,000	$ 988,705
1.875% 2/1/18	174,000	173,567
		8,462,883
TOTAL HEALTH CARE		13,134,394
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,531,922
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (g)	477,801	482,579
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	1,143,000	1,149,325
TOTAL INDUSTRIALS		3,163,826
INFORMATION TECHNOLOGY - 1.1%
Computers & Peripherals - 0.3%
Apple, Inc. 0.45% 5/3/16	2,200,000	2,193,563
Hewlett-Packard Co. 2.625% 12/9/14	1,330,000	1,354,210
		3,547,773
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	678,000	684,360
2.375% 12/17/18	225,000	225,082
		909,442
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,672,386
The Western Union Co. 2.375% 12/10/15	490,000	502,541
		2,174,927
Office Electronics - 0.5%
Xerox Corp. 1.0585% 5/16/14 (e)	5,738,000	5,745,218
TOTAL INFORMATION TECHNOLOGY		12,377,360
MATERIALS - 0.3%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	594,000	586,277
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.3%
Rio Tinto Finance (U.S.A.) PLC:
1.0939% 6/17/16 (e)	$ 1,000,000	$ 1,007,288
1.375% 6/17/16	1,774,000	1,788,291
		2,795,579
TOTAL MATERIALS		3,381,856
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,083,237
2.5% 8/15/15	2,320,000	2,384,415
2.95% 5/15/16	1,200,000	1,252,795
British Telecommunications PLC:
1.625% 6/28/16	645,000	653,673
2% 6/22/15	3,350,000	3,411,878
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,177,000
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	1,209,000	1,264,482
Verizon Communications, Inc.:
2% 11/1/16	2,727,000	2,792,137
2.5% 9/15/16	1,484,000	1,541,052
		15,560,669
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.2559% 9/12/16 (e)	1,200,000	1,211,822
2.375% 9/8/16	1,532,000	1,574,732
Vodafone Group PLC 0.9% 2/19/16	2,500,000	2,511,568
		5,298,122
TOTAL TELECOMMUNICATION SERVICES		20,858,791
UTILITIES - 3.1%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,521,111
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,443,684
Duke Energy Corp.:
1.625% 8/15/17	602,000	605,183
3.95% 9/15/14	1,441,000	1,478,939
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Louisiana LLC 1.875% 12/15/14	$ 748,000	$ 758,062
FirstEnergy Corp. 2.75% 3/15/18	921,000	907,517
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,381,845
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	2,234,000	2,245,742
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,740,029
Northeast Utilities 1.45% 5/1/18	291,000	285,034
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	2,031,299
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,127,263
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,555,752
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,191,966
		22,273,426
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	841,879
1.95% 8/15/16	848,000	866,138
2.25% 9/1/15	1,300,000	1,337,827
2.5481% 9/30/66 (e)	1,336,000	1,244,125
MidAmerican Energy Holdings, Co. 1.1% 5/15/17 (d)	1,618,000	1,618,421
NiSource Finance Corp. 5.4% 7/15/14	1,000,000	1,028,931
Sempra Energy:
1.0144% 3/15/14 (e)	2,515,000	2,518,813
2% 3/15/14	2,435,000	2,445,432
		11,901,566
TOTAL UTILITIES		34,174,992
TOTAL NONCONVERTIBLE BONDS (Cost $442,442,954)		447,668,075
U.S. Government and Government Agency Obligations - 27.4%

U.S. Government Agency Obligations - 4.0%
Fannie Mae:
0.5% 9/28/15	17,890,000	17,950,862
0.625% 8/26/16	10,878,000	10,899,343
0.875% 2/8/18	5,419,000	5,343,091
1.625% 10/26/15	5,050,000	5,174,255
1.625% 11/27/18	1,099,000	1,103,616
1.875% 9/18/18	371,000	377,773
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
1% 9/29/17	$ 2,727,000	$ 2,720,556
1.25% 5/12/17	417,000	422,994
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		43,992,490
U.S. Treasury Obligations - 23.2%
U.S. Treasury Notes:
0.25% 10/31/15	18,366,000	18,359,535
0.375% 1/15/16	67,000,000	67,088,976
0.625% 8/15/16	31,292,000	31,421,580
0.625% 10/15/16	26,250,000	26,325,889
0.875% 11/30/16	73,709,000	74,359,691
0.875% 1/31/17	5,993,000	6,036,078
1.375% 11/30/15	32,008,000	32,698,156
TOTAL U.S. TREASURY OBLIGATIONS		256,289,905
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,728,764
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $301,120,541)		302,011,159
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 2.0%
1.932% 10/1/33 (e)	53,055	54,991
1.965% 3/1/35 (e)	37,958	39,624
2.048% 10/1/35 (e)	35,942	37,717
2.242% 5/1/33 (e)	9,347	9,843
2.328% 7/1/35 (e)	374,045	396,178
2.332% 3/1/35 (e)	22,750	24,063
2.335% 5/1/35 (e)	417,055	440,528
2.366% 12/1/33 (e)	244,461	256,583
2.377% 7/1/35 (e)	1,447,404	1,531,165
2.414% 11/1/34 (e)	224,296	237,015
2.422% 10/1/33 (e)	63,628	66,682
2.423% 11/1/36 (e)	76,613	81,327
2.427% 12/1/34 (e)	219,427	230,190
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.438% 10/1/35 (e)	$ 511,898	$ 541,606
2.459% 8/1/35 (e)	341,590	364,095
2.507% 2/1/35 (e)	468,878	495,588
2.528% 10/1/41 (e)	687,900	716,035
2.536% 6/1/42 (e)	191,849	198,007
2.542% 11/1/36 (e)	556,808	593,697
2.604% 7/1/35 (e)	149,900	159,328
2.615% 4/1/35 (e)	143,228	152,196
2.693% 9/1/41 (e)	840,046	875,682
2.739% 8/1/41 (e)	1,116,220	1,164,009
2.831% 10/1/35 (e)	94,032	100,261
2.949% 11/1/40 (e)	137,174	144,593
2.959% 9/1/41 (e)	157,582	165,365
3.055% 8/1/41 (e)	213,780	222,556
3.093% 10/1/41 (e)	80,807	85,053
3.196% 1/1/40 (e)	504,095	533,450
3.227% 7/1/41 (e)	227,784	239,798
3.348% 10/1/41 (e)	138,736	147,014
3.495% 3/1/40 (e)	361,502	380,111
3.5% 1/1/26 to 5/1/27	3,155,253	3,332,709
3.551% 7/1/41 (e)	251,394	267,255
3.558% 12/1/39 (e)	125,238	132,010
3.599% 3/1/40 (e)	486,425	513,854
4.5% 6/1/19 to 7/1/20	465,868	495,604
5.5% 11/1/17 to 11/1/34	5,635,304	6,152,774
6.5% 2/1/14 to 6/1/16	48,718	49,605
7% 1/1/16 to 11/1/18	27,461	29,054
7.5% 10/1/14	2,287	2,336
TOTAL FANNIE MAE		21,659,551
Freddie Mac - 1.2%
2.43% 4/1/35 (e)	502,757	525,987
2.455% 1/1/35 (e)	63,166	66,118
2.521% 8/1/34 (e)	96,131	102,420
2.528% 11/1/35 (e)	334,659	354,188
2.601% 8/1/36 (e)	166,513	177,469
2.644% 6/1/37 (e)	326,983	348,645
2.971% 8/1/41 (e)	584,106	613,090
3% 8/1/21	1,518,113	1,578,541
3.117% 9/1/41 (e)	308,466	324,501
3.223% 4/1/41 (e)	139,668	146,854
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.242% 9/1/41 (e)	$ 144,864	$ 152,985
3.283% 6/1/41 (e)	175,702	185,543
3.466% 5/1/41 (e)	160,487	170,416
3.5% 1/1/26	625,551	659,297
3.572% 4/1/40 (e)	359,938	380,124
3.6% 4/1/40 (e)	288,556	307,673
3.63% 6/1/41 (e)	229,428	243,977
3.715% 5/1/41 (e)	229,561	244,545
4% 6/1/24 to 4/1/26	4,855,321	5,162,373
4.5% 8/1/18 to 11/1/18	1,511,427	1,602,525
8.5% 5/1/26 to 7/1/28	53,463	64,463
12% 11/1/19	368	375
TOTAL FREDDIE MAC		13,412,109
Ginnie Mae - 0.3%
4% 6/15/24 to 3/15/26	2,463,576	2,625,248
5.5% 6/15/35	469,102	517,533
7% 1/15/25 to 6/15/32	264,043	312,200
TOTAL GINNIE MAE		3,454,981
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,894,455)		38,526,641
Asset-Backed Securities - 13.9%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	340,002	339,936
Series 2005-1 Class M1, 0.636% 4/25/35 (e)	84,112	74,575
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.841% 4/25/35 (e)	679	678
Ally Auto Receivables Trust:
Series 2012-SN1 Class A3, 0.57% 8/20/15	1,130,000	1,130,597
Series 2013-SN1 Class A3, 0.72% 5/20/16	1,650,000	1,653,557
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,775,801
Series 2012-1 Class A2, 1.44% 2/15/17	3,837,000	3,871,493
Series 2012-2 Class A, 0.6677% 3/15/16 (e)	1,300,000	1,300,584
Series 2012-3 Class A2, 1.21% 6/15/17	3,608,000	3,632,527
Series 2012-4 Class A, 1.72% 7/15/19	662,000	668,511
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2013-1 Class A2, 1% 2/15/18	$ 2,500,000	$ 2,508,045
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,199,177
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,733,516
Series 2013-3 Class A, 0.98% 5/15/19	2,075,000	2,078,896
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	17,962	17,964
Series 2011-2 Class A3, 1.61% 10/8/15	31,822	31,831
Series 2012-1 Class A2, 0.91% 10/8/15	74,524	74,539
Series 2012-5 Class A3, 0.62% 6/8/17	1,610,000	1,609,984
Series 2013-1 Class A3, 0.61% 10/10/17	2,240,000	2,234,234
Series 2013-3 Class A2, 0.68% 10/11/16	1,000,000	1,000,064
Series 2013-5 Class A3, 0.9% 9/10/18	1,634,000	1,635,399
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.991% 4/25/34 (e)	11,399	6,967
Series 2005-R2 Class M1, 0.616% 4/25/35 (e)	164,578	162,267
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (e)	82,560	76,954
Series 2006-W4 Class A2C, 0.326% 5/25/36 (e)	156,943	50,292
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.574% 9/15/17 (d)(e)	2,000,000	2,000,472
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	6,250,000	6,247,420
Series 2013-A3 Class A3, 0.96% 9/16/19	1,000,000	992,125
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(e)	272,887	232,704
Class C, 1.268% 7/20/39 (d)(e)	478,070	19,271
Carmax Auto Owner Trust Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,132,585
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (e)	228,766	130,554
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	5,000,875
Series 2013-A8 Class A8, 1.01% 10/15/18	1,200,000	1,203,372
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (d)	1,427,953	1,430,374
Series 2013-VT1 Class A3, 1.13% 7/20/20 (d)	2,500,000	2,499,925
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	2,990,000	2,991,383
Series 2013-A6 Class A6, 1.32% 9/7/18	2,250,000	2,277,527
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4202% 3/25/32 (MGIC Investment Corp. Insured) (e)	$ 8,622	$ 4,372
Series 2004-2 Class 3A4, 0.666% 7/25/34 (e)	62,430	57,198
Series 2004-3 Class M4, 1.621% 4/25/34 (e)	11,555	8,724
Series 2004-4 Class M2, 0.961% 6/25/34 (e)	59,457	52,089
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,932,369
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,437,121
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,580,529
Series 2013-A5 Class A5, 1.04% 4/15/19	2,246,000	2,251,050
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	1,024,785	1,028,084
Fannie Mae Series 2004-T5:
Class AB1, 0.6925% 5/28/35 (e)	159,655	149,271
Class AB3, 0.9986% 5/28/35 (e)	67,441	60,747
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (e)	36,914	29,136
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.446% 10/25/35 (e)	15,474	15,445
Ford Credit Auto Lease Trust:
Series 2012-B Class A3, 0.57% 9/15/15	1,240,000	1,240,585
Series 2013-B Class A3, 0.76% 9/15/16	870,000	870,821
Ford Credit Auto Owner Trust Series 2012-D Class A3, 0.51% 4/15/17	1,090,000	1,090,336
Ford Credit Floorplan Master Owner Trust:
Series 2012-4 Class A1, 0.74% 9/15/16	4,380,000	4,387,632
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,384,075
Series 2013-3 Class A1, 0.79% 6/15/17	1,000,000	1,003,357
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.591% 11/25/34 (e)	104,293	16,249
Class M5, 1.666% 11/25/34 (e)	41,404	986
Series 2005-A:
Class M3, 0.901% 1/25/35 (e)	120,398	97,362
Class M4, 1.186% 1/25/35 (e)	46,138	18,558
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (d)(e)	298,000	251,963
GE Business Loan Trust Series 2003-1 Class A, 0.5977% 4/15/31 (d)(e)	9,387	8,818
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,458,273
Series 2012-4 Class A, 0.4677% 6/15/18 (e)	3,995,000	3,982,990
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust: - continued
Series 2012-5 Class A, 0.95% 6/15/18	$ 2,820,000	$ 2,827,590
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	1,050,000	1,053,801
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	2,743,000	2,741,357
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.716% 9/25/46 (d)(e)	1,527,628	1,525,719
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.456% 8/25/33 (e)	70,763	66,069
Series 2003-5 Class A2, 0.866% 12/25/33 (e)	44,160	40,430
Series 2004-1 Class M2, 1.866% 6/25/34 (e)	65,516	50,497
Honda Auto Receivables Owner Trust Series 2012-2 Class A3, 0.7% 2/16/16	1,610,000	1,613,959
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (e)	157,118	79,493
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	1,920,000	1,924,514
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5177% 5/15/18 (d)(e)	1,680,000	1,676,277
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	303,469	303,912
Class A4, 1.96% 4/16/18	1,168,000	1,177,425
Series 2013-A Class A3, 0.6% 3/15/17	1,500,000	1,500,705
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.296% 11/25/36 (e)	157,766	155,053
Keycorp Student Loan Trust Series 1999-A Class A2, 0.5776% 12/27/29 (e)	44,181	43,346
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (e)	64,168	1,609
Mercedes-Benz Auto Lease Trust Series 2013-A Class A3, 0.59% 2/15/16	1,960,000	1,961,473
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,410,000	1,414,930
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	4,760,000	4,763,504
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (e)	78,322	75,961
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (e)	146,609	137,651
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (e)	138,792	136,748
Series 2004-NC8 Class M6, 2.041% 9/25/34 (e)	63,102	41,406
Series 2005-NC1 Class M1, 0.606% 1/25/35 (e)	50,738	47,014
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.336% 3/25/35 (e)	$ 41,054	$ 20,483
Nissan Auto Lease Trust:
Series 2012-B Class A4, 0.74% 9/17/18	585,000	586,447
Series 2013-A Class A3, 0.61% 4/15/16	2,210,000	2,210,974
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	1,692,000	1,699,537
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6377% 5/15/17 (e)	2,900,000	2,904,942
Series 2013-A Class A, 0.4677% 2/15/18 (e)	2,000,000	1,998,212
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0138% 10/30/45 (e)	456,579	441,919
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (b)(d)(e)	71,000	0
Series 2006-1A Class A, 1.568% 3/20/11 (b)(d)(e)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (e)	797,630	660,989
Class M4, 1.616% 9/25/34 (e)	1,086,724	334,497
Series 2005-WCH1 Class M4, 0.996% 1/25/36 (e)	187,294	153,158
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (e)	648	614
Santander Drive Auto Receivables Trust:
Series 2012-1 Class A2, 1.25% 4/15/15	6,947	6,949
Series 2012-2 Class A2, 0.91% 5/15/15	85,238	85,254
Series 2012-4 Class A3, 1.04% 8/15/16	1,620,000	1,625,109
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,321,622
Series 2013-4:
Class A2, 0.89% 9/15/16	1,330,000	1,331,634
Class A3, 1.11% 12/15/17	1,170,000	1,175,080
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.961% 3/25/35 (e)	131,997	108,214
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8344% 6/15/33 (e)	233,369	213,214
Class C, 1.2044% 6/15/33 (e)	1,008,394	890,562
Series 2004-B:
Class A2, 0.4544% 6/15/21 (e)	961,564	947,011
Class C, 1.1244% 9/15/33 (e)	1,486,684	1,202,545
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.446% 9/25/19 (e)	2,189,000	2,181,061
Series 2013-1 Class A2, 0.416% 9/25/19 (e)	2,790,000	2,772,097
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (e)	$ 6,589	$ 4,680
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (e)	86,903	80,768
Volkswagen Auto Lease Trust Series 2013-A Class A3, 0.84% 7/20/16	1,450,000	1,457,482
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3, 1.11% 4/20/18	2,244,000	2,245,396
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0384% 10/25/44 (d)(e)	1,390,734	1,300,337
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	910,000	912,584
TOTAL ASSET-BACKED SECURITIES (Cost $154,740,203)		153,678,929
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 1.3%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4186% 8/28/47 (d)(e)	192,885	192,437
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6404% 5/27/35 (d)(e)	1,096,105	1,127,930
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A5, 0.308% 12/20/54 (d)(e)	2,402,053	2,373,228
Class C2, 1.368% 12/20/54 (d)(e)	762,000	708,355
Series 2006-2:
Class A4, 0.248% 12/20/54 (e)	471,811	465,536
Class C1, 1.108% 12/20/54 (e)	3,254,000	2,960,815
Series 2006-3 Class C2, 1.168% 12/20/54 (e)	142,000	129,845
Series 2006-4:
Class B1, 0.348% 12/20/54 (e)	381,000	360,007
Class C1, 0.928% 12/20/54 (e)	233,000	208,815
Class M1, 0.508% 12/20/54 (e)	100,000	93,230
Series 2007-1:
Class 1C1, 0.768% 12/20/54 (e)	235,000	212,088
Class 1M1, 0.468% 12/20/54 (e)	153,000	144,662
Class 2C1, 1.028% 12/20/54 (e)	107,000	96,707
Class 2M1, 0.668% 12/20/54 (e)	196,000	182,750
Series 2007-2:
Class 2C1, 1.0275% 12/17/54 (e)	272,000	245,861
Class 3A1, 0.3475% 12/17/54 (e)	179,381	177,390
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages Series 2003-2 Class 1A3, 0.7421% 7/20/43 (e)	$ 868,850	$ 868,017
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6421% 1/20/44 (e)	157,893	157,536
Class 1C, 2.6921% 1/20/44 (e)	54,183	53,691
Series 2004-1 Class 2A1, 0.5725% 3/20/44 (e)	2,263,333	2,254,925
Series 2004-3 Class 2A1, 0.5325% 9/20/44 (e)	1,455,095	1,449,394
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (e)	72,216	55,447
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (e)	110,892	98,347
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5185% 7/10/35 (d)(e)	41,655	38,233
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (d)(e)	764	760
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (e)	3,707	3,549
TOTAL PRIVATE SPONSOR		14,659,555
U.S. Government Agency - 3.5%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.666% 9/25/23 (e)	157,244	158,133
Series 2013-9 Class FA, 0.516% 3/25/42 (e)	2,684,543	2,688,151
floater planned amortization class Series 2005-90 Class FC, 0.416% 10/25/35 (e)	677,575	679,314
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,234,807	1,324,781
planned amortization class Series 2012-94 Class E, 3% 6/25/22	809,964	842,627
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	240,833	266,204
Series 2003-76 Class BA, 4.5% 3/25/18	186,620	190,446
Series 2009-31 Class A, 4% 2/25/24	209,447	219,390
Series 2010-135 Class DE, 2.25% 4/25/24	788,118	805,095
Series 2011-16 Class FB, 0.316% 3/25/31 (e)	1,794,251	1,797,977
Series 2010-123 Class DL, 3.5% 11/25/25	377,968	393,497
Series 2010-143 Class B, 3.5% 12/25/25	605,750	634,580
Series 2011-23 Class AB, 2.75% 6/25/20	496,448	511,844
Series 2013-40 Class PV, 2% 1/25/26	1,681,696	1,712,493
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
target amortization Series 2008-29 Class BG 4.7% 12/25/35	$ 321,615	$ 335,441
Freddie Mac:
floater Series 2711 Class FC, 1.0677% 2/15/33 (e)	1,204,166	1,224,045
floater planned amortization class Series 3117 Class JF, 0.4677% 2/15/36 (e)	737,809	739,695
floater sequential payer Series 3943 Class EF 0.4177% 2/15/26 (e)	1,142,588	1,143,158
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,567,356	1,589,973
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	109,908	112,650
Series 2866 Class XE, 4% 12/15/18	232,573	236,602
Series 3081 Class CP 5.5% 10/15/34	1,208,201	1,232,442
Series 3792 Class DF, 0.5677% 11/15/40 (e)	1,932,951	1,941,133
Series 3820 Class DA, 4% 11/15/35	772,236	823,624
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	193,748	196,859
Series 3573 Class LC, 1.85% 8/15/14	21,210	21,206
Series 3659 Class EJ 3% 6/15/18	1,041,979	1,071,917
Series 3696 Class AE, 1.2% 7/15/15	304,900	306,077
Series 3949 Class MK, 4.5% 10/15/34	590,000	635,698
Series 4221-CLS Class GA, 1.4% 7/15/23	3,039,730	3,036,966
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-113 Class FJ, 0.4225% 1/20/42 (e)	1,220,158	1,218,888
Series 2012-149:
Class LF, 0.4225% 12/20/42 (e)	1,064,088	1,061,389
Class MF, 0.4225% 12/20/42 (e)	2,588,805	2,582,232
Series 2013-37 Class F, 0.4425% 3/20/43 (e)	716,980	714,300
Series 2013-9 Class F, 0.4225% 1/20/43 (e)	1,862,646	1,859,299
floater planned amortization class Series 2005-47 Class FX, 0.3225% 5/20/34 (e)	2,285,232	2,283,754
floater sequential payer:
Series 2010-120 Class FB 0.4725% 9/20/35 (e)	838,609	842,004
Series 2011-150 Class D, 3% 4/20/37	377,202	382,801
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 276,374	$ 279,070
Series 2010-99 Class PT, 3.5% 8/20/33	355,172	359,661
TOTAL U.S. GOVERNMENT AGENCY		38,455,416
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,638,365)		53,114,971
Commercial Mortgage Securities - 7.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (e)(f)	343,665	9,651
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	1,856,755	2,054,650
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3177% 8/15/29 (d)(e)	1,950,000	1,950,055
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (d)(e)	5,589	4,167
Series 2005-4A:
Class A2, 0.556% 1/25/36 (d)(e)	657,347	551,618
Class B1, 1.566% 1/25/36 (d)(e)	44,231	9,384
Class M1, 0.616% 1/25/36 (d)(e)	206,747	115,190
Class M2, 0.636% 1/25/36 (d)(e)	78,454	41,197
Class M3, 0.666% 1/25/36 (d)(e)	84,317	43,386
Class M4, 0.776% 1/25/36 (d)(e)	43,145	20,914
Class M5, 0.816% 1/25/36 (d)(e)	43,145	15,235
Class M6, 0.866% 1/25/36 (d)(e)	43,784	13,139
Series 2006-3A Class M4, 0.596% 10/25/36 (d)(e)	11,899	1,803
Series 2007-1 Class A2, 0.436% 3/25/37 (d)(e)	338,176	232,433
Series 2007-2A:
Class A1, 0.436% 7/25/37 (d)(e)	58,401	46,803
Class A2, 0.486% 7/25/37 (d)(e)	54,698	29,362
Class M1, 0.536% 7/25/37 (d)(e)	19,495	5,361
Class M2, 0.576% 7/25/37 (d)(e)	10,940	1,868
Class M3, 0.656% 7/25/37 (d)(e)	11,080	1,115
Class M4, 0.816% 7/25/37 (d)(e)	21,333	711
Class M5, 0.916% 7/25/37 (d)(e)	638	5
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3:
Class A2, 0.456% 7/25/37 (d)(e)	$ 80,267	$ 54,449
Class M1, 0.476% 7/25/37 (d)(e)	60,640	28,699
Class M2, 0.506% 7/25/37 (d)(e)	63,755	18,568
Class M3, 0.536% 7/25/37 (d)(e)	103,199	23,803
Class M4, 0.666% 7/25/37 (d)(e)	163,193	33,097
Class M5, 0.766% 7/25/37 (d)(e)	81,352	11,712
Class M6, 0.966% 7/25/37 (d)(e)	37,982	3,243
Series 2007-4A:
Class A2, 0.716% 9/25/37 (d)(e)	775,219	217,466
Class M1, 1.116% 9/25/37 (d)(e)	120,124	11,174
Class M2, 1.216% 9/25/37 (d)(e)	120,124	9,246
Series 2006-2A Class IO, 0% 7/25/36 (d)(f)	6,554,474	60,609
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (d)(e)	52,963	50,314
Class E, 0.4677% 3/15/22 (d)(e)	275,033	255,781
Class F, 0.5177% 3/15/22 (d)(e)	168,653	153,472
Class G, 0.5677% 3/15/22 (d)(e)	43,346	38,578
Class H, 0.7177% 3/15/22 (d)(e)	52,963	45,945
Class J, 0.8677% 3/15/22 (d)(e)	52,963	44,754
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,302,248	1,358,211
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,792,305	1,973,851
Series 2006-T22 Class A1A, 5.5794% 4/12/38 (e)	1,865,920	2,033,753
Series 2005-T18 Class A4, 4.933% 2/13/42	1,809,773	1,880,350
Series 2006-PW12 Class A1A, 5.7044% 9/11/38 (e)	1,379,117	1,515,865
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (d)(e)	67,577	64,288
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,105,516	1,246,062
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.1666% 5/15/35 (d)(e)(f)	5,472,013	79,328
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.334% 5/15/30 (d)(e)	1,620,000	1,621,032
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	772,981	768,221
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2186% 7/15/44 (e)	640,000	681,173
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (e)	2,936,022	3,159,004
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust Series 2013-CR9 Class A1, 1.344% 7/10/45	$ 459,878	$ 462,441
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0177% 4/15/17 (d)(e)	16,009	15,945
sequential payer Series 2006-C7 Class A1A, 5.7429% 6/10/46 (e)	2,596,233	2,843,174
Series 2004-LB4A Class A5, 4.84% 10/15/37	5,370,000	5,448,005
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	376,979	376,504
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6628% 12/15/39 (e)(f)	29,436,600	1,060
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.17% 8/15/36 (e)(f)	447,951	532
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3377% 2/15/22 (d)(e)	236,650	229,689
0.4377% 2/15/22 (d)(e)	84,521	80,837
Class F, 0.4877% 2/15/22 (d)(e)	169,020	161,145
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	214,536	216,006
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9685% 12/5/31 (d)(e)	890,000	889,388
Class A2FL, 0.8685% 12/5/31 (d)(e)	1,160,000	1,153,249
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,429,075	1,457,573
Series K707 Class A1, 1.615% 9/25/18	1,658,110	1,688,196
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2804% 3/10/44 (e)	1,770,000	1,896,003
Series 2001-1 Class X1, 2.0466% 5/15/33 (d)(e)(f)	370,309	5,237
Series 2006-C1 Class A1A, 5.2804% 3/10/44 (e)	998,161	1,079,540
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	1,191,299	1,206,152
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (d)(e)	1,170,000	1,156,710
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (d)(e)(f)	56,002,376	148,350
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (d)(e)	$ 1,710,000	$ 1,711,602
Class D, 2.2018% 3/6/20 (d)(e)	215,000	215,336
Class E, 2.4764% 3/6/20 (d)(e)	360,000	360,563
Class F, 2.6334% 3/6/20 (d)(e)	180,000	180,281
Class G, 2.7903% 3/6/20 (d)(e)	90,000	90,169
Class H, 3.3004% 3/6/20 (d)(e)	150,000	150,375
Class J, 4.0852% 3/6/20 (d)(e)	215,000	215,672
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (e)	1,195,752	1,212,668
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (e)	967,678	1,049,492
Class A2, 5.506% 4/10/38	97,405	98,006
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (d)	290,000	295,409
Series 2013-KYO Class A, 1.0185% 11/8/29 (d)(e)	1,880,000	1,865,086
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	668,033	736,540
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	624,960	628,842
Series 2012-GC6 Class A1, 1.282% 1/10/45	309,799	311,232
Series 2013-GC12 Class A1, 0.742% 6/10/46 (e)	756,040	751,286
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.269% 11/5/30 (d)(e)	1,093,000	1,093,966
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	895,650	896,590
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class D, 0.3977% 11/15/18 (d)(e)	14,992	14,304
Class E, 0.4477% 11/15/18 (d)(e)	21,245	20,238
Class F, 0.4977% 11/15/18 (d)(e)	31,865	30,274
Class G, 0.5277% 11/15/18 (d)(e)	27,694	26,242
Class H, 0.6677% 11/15/18 (d)(e)	21,250	19,924
Series 2013-FL3 Class A1, 0.9677% 4/15/28 (d)(e)	1,540,000	1,535,122
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	507,202	507,680
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,909,147	2,105,657
Series 2007-LD11 Class A2, 5.798% 6/15/49 (e)	445,723	449,454
Series 2006-LDP7 Class A1A, 5.863% 4/15/45 (e)	2,177,934	2,405,724
Series 2013-C13 Class A1, 1.3029% 1/15/46	2,565,333	2,581,451
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2005-C1 Class A1A, 4.581% 2/15/30	$ 1,327,315	$ 1,369,978
Series 2004-C8, 4.799% 12/15/29	1,135,960	1,158,382
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (e)(f)	5,753,510	4,390
Series 2007-C2 Class XCP, 0.4821% 2/15/40 (e)(f)	27,063,541	51,069
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (d)(e)	19,348	19,333
Class H, 0.5677% 9/15/21 (d)(e)	73,934	69,836
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	2,023	2,025
Series 2005-CKI1 Class A1A, 5.2805% 11/12/37 (e)	504,805	538,778
Series 2006-C2 Class A1A, 5.739% 8/12/43 (e)	1,654,299	1,824,473
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	141,624	141,879
Series 2006-4 Class XP, 0.6171% 12/12/49 (e)(f)	12,016,120	79,330
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,059,347	1,063,311
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (d)(e)	45,397	34,048
Series 2007-XLFA:
Class A2, 0.268% 10/15/20 (d)(e)	599,607	598,081
Class D, 0.358% 10/15/20 (d)(e)	84,694	82,770
Class E, 0.418% 10/15/20 (d)(e)	105,926	101,401
Class F, 0.468% 10/15/20 (d)(e)	63,569	60,217
Class G, 0.508% 10/15/20 (d)(e)	78,581	72,613
Class H, 0.598% 10/15/20 (d)(e)	49,464	43,976
Class J, 0.748% 10/15/20 (d)(e)	28,557	11,396
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	586,946	590,353
Series 2012-C4 Class A1, 1.085% 3/15/45	873,210	875,523
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	990,484	1,084,738
Series 2011-C3 Class A1, 2.178% 7/15/49	100,106	100,154
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	585,786	588,529
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	635,363	632,259
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (d)(e)	$ 183,849	$ 181,091
Class G, 0.5275% 9/15/21 (d)(e)	225,785	214,496
Class J, 0.7675% 9/15/21 (d)(e)	50,198	42,668
Series 2007-WHL8 Class F, 0.6477% 6/15/20 (d)(e)	376,985	342,660
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	931,729	1,028,942
Series 2003-C9 Class A4, 5.012% 12/15/35	951	950
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (e)	1,898,434	2,052,190
Class A5, 5.416% 1/15/45 (e)	2,290,000	2,478,936
Series 2006-C24 Class A1A, 5.557% 3/15/45 (e)	1,124,686	1,220,507
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	1,289,231	1,419,745
Series 2007-C30 Class XP, 0.4773% 12/15/43 (d)(e)(f)	30,603,559	36,216
Series 2007-C31A Class A2, 5.421% 4/15/47	394,841	395,502
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	444,627	441,631
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $87,832,947)		85,719,392
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,570,000	4,711,259
Series 2011, 4.511% 3/1/15	1,515,000	1,570,873
TOTAL MUNICIPAL SECURITIES (Cost $6,293,941)		6,282,132
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d)	1,165,000	1,170,825
Ontario Province 1% 7/22/16	4,000,000	4,033,112
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,160,967)		5,203,937
Commercial Paper - 0.2%
	Principal Amount	Value
Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $1,998,759)	$ 2,000,000	$ 1,999,585
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $9,091,999)	9,091,999	9,091,999
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,097,215,131)		1,103,296,820
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,275,396)
NET ASSETS - 100%		$ 1,102,021,424
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 69,722	$ (42,697)	$ -	$ (42,697)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,594,545 or 11.1% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $482,579 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 463,481
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,769
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 447,668,075	$ -	$ 447,185,496	$ 482,579
U.S. Government and Government Agency Obligations	302,011,159	-	302,011,159	-
U.S. Government Agency - Mortgage Securities	38,526,641	-	38,526,641	-
Asset-Backed Securities	153,678,929	-	150,369,273	3,309,656
Collateralized Mortgage Obligations	53,114,971	-	53,076,738	38,233
Commercial Mortgage Securities	85,719,392	-	85,685,344	34,048
Municipal Securities	6,282,132	-	6,282,132	-
Foreign Government and Government Agency Obligations	5,203,937	-	5,203,937	-
Commercial Paper	1,999,585	-	1,999,585	-
Money Market Funds	9,091,999	9,091,999	-	-
Total Investments in Securities:	$ 1,103,296,820	$ 9,091,999	$ 1,090,340,305	$ 3,864,516
Derivative Instruments:
Liabilities
Swaps	$ (42,697)	$ -	$ (42,697)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,096,663,065. Net unrealized appreciation aggregated $6,633,755, of which $12,810,815 related to appreciated investment securities and $6,177,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor®
Mortgage Securities Fund)

November 30, 2013

1.813258.109

MOR-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 37.2%
1.825% 9/1/36 (e)	$ 200	$ 208
2.294% 7/1/35 (e)	7	7
2.303% 6/1/36 (e)	46	49
2.332% 3/1/35 (e)	38	40
2.337% 9/1/36 (e)	144	153
2.344% 5/1/36 (e)	237	248
2.356% 1/1/35 (e)	271	283
2.422% 10/1/33 (e)	55	57
2.439% 3/1/36 (e)	192	206
2.459% 8/1/35 (e)	393	419
2.5% 1/1/28 to 3/1/43	32,454	32,223
2.503% 4/1/36 (e)	159	167
2.542% 11/1/36 (e)	57	60
2.573% 5/1/36 (e)	59	63
2.604% 7/1/35 (e)	67	71
2.655% 9/1/37 (e)	29	31
2.801% 6/1/36 (e)	567	595
2.875% 10/1/36 (e)	172	183
2.965% 8/1/41 (e)	824	866
3% 4/1/27 to 8/1/43	96,697	93,659
3% 12/1/43 (c)	5,800	5,599
3.175% 3/1/42 (e)	4,578	4,812
3.381% 9/1/41 (e)	206	216
3.495% 3/1/40 (e)	399	419
3.5% 1/1/26 to 10/1/43	23,337	23,436
3.5% 12/1/43 (c)	17,100	17,254
3.5% 12/1/43 (c)	3,000	3,027
4% 12/1/25 to 6/1/43	50,061	52,431
4% 12/1/43 (c)	11,500	12,002
4% 12/1/43 (c)	7,100	7,410
4% 12/1/43 (c)	10,100	10,541
4.5% 5/1/25 to 10/1/41	33,412	35,797
4.5% 12/1/43 (c)	9,100	9,714
4.5% 12/1/43 (c)	3,000	3,202
5% 5/1/20 to 6/1/40	12,344	13,459
5.5% 2/1/18 to 6/1/36	3,502	3,835
5.565% 8/1/46 (e)	45	49
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.295% 4/1/37 (e)	$ 159	$ 166
6.5% 1/1/14 to 5/1/38	3,048	3,387
7% 12/1/15 to 5/1/30	1,525	1,748
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	838	983
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	142	164
9% 10/1/30	211	261
9.5% 7/1/16 to 8/1/22	22	25
12.5% 8/1/15 to 3/1/16	5	5
12.75% 2/1/15	1	1
13.5% 9/1/14	0*	0*
		339,596
Freddie Mac - 22.7%
1.82% 3/1/35 (e)	160	165
2.095% 8/1/37 (e)	93	98
2.137% 5/1/37 (e)	101	106
2.175% 6/1/37 (e)	32	33
2.356% 5/1/34 (e)	11	11
2.385% 6/1/37 (e)	29	30
2.397% 3/1/36 (e)	476	502
2.437% 6/1/37 (e)	315	336
2.469% 11/1/35 (e)	309	327
2.492% 4/1/35 (e)	11	12
2.5% 8/1/28 (j)	6,972	6,985
2.513% 6/1/37 (e)	636	674
2.595% 4/1/37 (e)	9	9
2.699% 4/1/37 (e)	135	144
2.711% 6/1/33 (e)	930	992
2.795% 7/1/36 (e)	137	146
2.905% 10/1/36 (e)	21	22
3% 11/1/42 to 3/1/43	7,293	7,018
3% 12/1/43 (c)	19,800	19,027
3.064% 10/1/35 (e)	63	68
3.089% 9/1/41 (e)	972	1,020
3.5% 1/1/26 to 10/1/43	55,323	55,795
4% 6/1/24 to 5/1/42	28,188	29,488
4% 12/1/43 (c)	4,500	4,681
4.5% 7/1/25 to 10/1/41	16,098	17,200
4.5% 12/1/43 (c)	600	639
5% 7/1/33 to 9/1/40 (d)	19,933	21,622
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 10/1/17 to 10/1/39	$ 18,993	$ 20,752
5.92% 4/1/37 (e)	61	63
6% 4/1/14 to 6/1/39	4,457	4,891
6.442% 12/1/36 (e)	558	589
6.5% 12/1/14 to 9/1/39	6,869	7,660
7% 6/1/21 to 9/1/36	2,156	2,494
7.5% 7/1/14 to 7/1/34	3,064	3,581
8% 11/1/16 to 1/1/37	38	45
8.5% 6/1/16 to 9/1/20	7	8
9% 9/1/16 to 5/1/21	52	57
10% 1/1/16 to 12/1/18	6	6
12.5% 3/1/14 to 12/1/14	0*	0*
13% 11/1/14 to 6/1/15	1	1
		207,297
Ginnie Mae - 24.0%
3% 8/20/42 to 9/20/42	7,917	7,745
3.5% 3/15/42 to 7/15/43	9,596	9,806
3.5% 12/1/43 (c)	5,100	5,212
3.5% 12/1/43 (c)	11,400	11,650
3.5% 12/1/43 (c)	22,800	23,301
4% 9/15/25 to 10/15/42	17,473	18,460
4% 12/1/43 (c)	14,300	15,088
4.497% 1/20/62 (i)	786	867
4.5% 8/15/33 to 3/20/41	53,519	57,802
4.564% 11/20/61 (i)	913	1,005
4.751% 12/20/60 (i)	13,441	14,698
4.814% 1/20/61 (i)	312	342
5% 9/20/33 to 6/20/41	32,561	35,854
5.5% 10/15/33 to 9/15/39	4,176	4,604
6% 8/15/32 to 9/20/38	8,866	10,024
6.5% 10/15/34 to 7/15/36	267	306
7% 2/15/24 to 4/20/32	1,175	1,389
7.5% 12/15/16 to 4/15/32	492	579
8% 6/15/21 to 12/15/25	244	289
8.5% 12/15/16 to 10/15/28	243	290
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	5	6
		219,318
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $761,797)		766,211
Asset-Backed Securities - 7.3%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (b)	$ 946	$ 948
Series 2013-2 Class A, 1.32% 2/15/17 (b)	2,276	2,277
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.366% 8/25/35 (e)	1,512	1,501
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	202	202
Series 2013-2A Class A, 1.75% 11/15/17 (b)	9,793	9,795
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	5,690	5,853
Countrywide Asset-Backed Certificates Trust Series 2006-25 Class 2A2, 0.286% 6/25/47 (e)	385	384
CPS Auto Receivables Trust Series 2013-C Class A, 1.64% 4/16/18 (b)	3,772	3,771
Exeter Auto Receivables Trust:
Series 2013-1A Class A, 1.29% 10/16/17 (b)	3,672	3,680
Series 2013-2A, Class A, 1.49% 11/15/17 (b)	9,279	9,311
GSAMP Trust:
Series 2004-AR1 Class B4, 3.8922% 6/25/34 (b)	82	6
Series 2004-AR2 Class B1, 3.016% 8/25/34 (e)	591	25
HLSS Servicer Advance Receivables Backed Notes 1.2865% 9/15/44 (b)	5,000	5,003
JP Morgan Mortgage Acquisition Trust Series 2007-CH4 Class A3, 0.276% 2/25/32 (e)	4,700	4,519
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AF3, 5.532% 11/25/36	2,802	2,823
Ocala Funding LLC Series 2006-1A Class A, 1.568% 3/20/11 (a)(b)(e)	2,100	0
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	6,427	5,258
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.366% 12/25/36 (e)	2,496	2,457
Stanwich Mortgage Loan Trust Series 2012-NPL5 Class A, 2.9814% 10/18/42 (b)	2,155	2,160
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.596% 5/25/35 (e)	1,995	1,830
Series 2007-BC3 Class 2A1, 0.226% 5/25/47 (e)	4,614	4,572
TOTAL ASSET-BACKED SECURITIES (Cost $68,249)		66,375
Collateralized Mortgage Obligations - 13.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 6.5%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)(e)	$ 58	$ 58
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	1,389	1,400
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.526% 11/26/35 (b)(e)	5,500	4,948
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4186% 8/28/47 (b)(e)	467	466
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6404% 5/27/35 (b)(e)	912	938
CSMC floater Series 2011-1R Class A1, 1.1686% 2/27/47 (b)(e)	1,128	1,124
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (b)	2,971	3,002
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (e)	644	646
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.308% 12/20/54 (b)(e)	7,322	7,234
Series 2006-4 Class A4, 0.268% 12/20/54 (e)	7,146	7,054
Series 2007-1:
Class 2A1, 0.308% 12/20/54 (e)	2,457	2,427
Class 3A1, 0.368% 12/20/54 (e)	2,183	2,159
Series 2007-2:
Class 2A1, 0.2475% 12/17/54 (e)	2,646	2,611
Class 3A1, 0.3475% 12/17/54 (e)	1,601	1,583
Granite Mortgages Series 2003-2 Class 1A3, 0.7421% 7/20/43 (e)	292	292
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6421% 1/20/44 (e)	795	793
Series 2004-1 Class 2A1, 0.5725% 3/20/44 (e)	4,223	4,207
Series 2004-3 Class 2A1, 0.5325% 9/20/44 (e)	2,612	2,602
JP Morgan REREMIC Trust floater Series 2009-5 Class 2A1, 2.0709% 1/26/37 (b)(e)	856	851
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (e)	399	306
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	2,687	2,801
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (e)	1,977	1,753
PMT Loan Trust Series 2013-J1 Class A1, 3.5% 9/25/43 (b)	5,937	5,790
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (e)	235	233
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.806% 9/25/43 (e)	$ 491	$ 471
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4946% 9/25/33 (e)	1,508	1,517
Series 2005-AR2 Class 1A2, 2.6722% 3/25/35 (e)	326	208
Series 2006-AR10 Class 3A1, 2.6303% 7/25/36 (e)	2,049	2,025
TOTAL PRIVATE SPONSOR		59,499
U.S. Government Agency - 6.9%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.934% 12/25/33 (e)(g)(h)	547	112
Series 2007-57 Class FA, 0.396% 6/25/37 (e)	2,429	2,425
Series 2013-121 Class SA, 5.93% 12/25/43 (e)(h)	9,442	1,232
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	3,443	3,820
Series 1999-17 Class PG, 6% 4/25/29	1,123	1,236
Series 1999-32 Class PL, 6% 7/25/29	956	1,055
Series 1999-33 Class PK, 6% 7/25/29	560	618
Series 2001-52 Class YZ, 6.5% 10/25/31	63	71
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,231
Series 2005-73 Class SA, 17.1184% 8/25/35 (e)(h)	235	286
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,215
Series 2011-35 Class PA, 4% 2/25/39	999	1,063
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,035	1,140
Series 2001-31 Class ZC, 6.5% 7/25/31	456	512
Series 2002-16 Class ZD, 6.5% 4/25/32	164	184
Series 2002-74 Class SV, 7.384% 11/25/32 (e)(g)	337	68
Series 2002-79 Class Z, 5.5% 11/25/22	542	593
Series 1993-165 Class SH, 19.3303% 9/25/23 (e)(h)	53	70
Series 2003-21 Class SK, 7.934% 3/25/33 (e)(g)(h)	186	39
Series 2003-35 Class TQ, 7.334% 5/25/18 (e)(g)(h)	120	13
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	53	1
Series 2003-42 Class SJ, 6.884% 11/25/22 (e)(g)(h)	41	1
Series 2003-48 Class HI, 5% 11/25/17 (g)	33	0*
Series 2005-104 Class NI, 6.534% 3/25/35 (e)(g)(h)	2,487	367
Series 2007-57 Class SA, 39.624% 6/25/37 (e)(h)	727	1,359
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class FB, 0.566% 7/25/37 (e)	$ 1,244	$ 1,253
Class SB, 38.604% 7/25/37 (e)(h)	229	432
Series 2008-12 Class SG, 6.184% 3/25/38 (e)(g)(h)	1,340	185
Series 2009-114 Class AI, 5% 12/25/23 (g)	689	49
Series 2009-16 Class SA, 6.084% 3/25/24 (e)(g)(h)	738	54
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	448	34
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	194	17
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	289	25
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,277	107
Series 2010-135 Class LS, 5.884% 12/25/40 (e)(g)(h)	1,156	190
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,383	235
Series 2010-23:
Class AI, 5% 12/25/18 (g)	569	43
Class HI, 4.5% 10/25/18 (g)	364	28
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,180	89
Series 2010-96 Class DI, 4% 5/25/23 (g)	83	0*
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	603	58
Series 2011-67 Class AI, 4% 7/25/26 (g)	384	44
Series 2011-83 Class DI, 6% 9/25/26 (g)	642	102
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	374	30
Series 348 Class 14, 6.5% 8/1/34 (e)(g)	310	63
Series 351:
Class 12, 5.5% 4/1/34 (e)(g)	211	34
Class 13, 6% 3/1/34 (g)	272	47
Series 359 Class 19, 6% 7/1/35 (g)	228	39
Series 384 Class 6, 5% 7/25/37 (g)	753	120
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,151	1,273
Series 2104 Class PG, 6% 12/15/28	348	384
Series 2121 Class MG, 6% 2/15/29	491	542
Series 2154 Class PT, 6% 5/15/29	779	858
Series 2162 Class PH, 6% 6/15/29	128	140
Series 2520 Class BE, 6% 11/15/32	620	683
Series 2585 Class KS, 7.4323% 3/15/23 (e)(g)(h)	69	11
Series 2590 Class YR, 5.5% 9/15/32 (g)	8	0*
Series 2802 Class OB, 6% 5/15/34	3,225	3,594
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 339	$ 345
Series 3002 Class NE, 5% 7/15/35	680	747
Series 3189 Class PD, 6% 7/15/36	610	711
Series 3415 Class PC, 5% 12/15/37	353	380
Series 3786 Class HI, 4% 3/15/38 (g)	1,257	209
Series 3806 Class UP, 4.5% 2/15/41	1,915	2,064
Series 3832 Class PE, 5% 3/15/41	960	1,012
Series 70 Class C, 9% 9/15/20	24	25
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	169	186
Series 2135 Class JE, 6% 3/15/29	572	630
Series 2274 Class ZM, 6.5% 1/15/31	250	281
Series 2281 Class ZB, 6% 3/15/30	224	246
Series 2357 Class ZB, 6.5% 9/15/31	512	579
Series 2502 Class ZC, 6% 9/15/32	607	673
Series 3097 Class IA, 5.5% 3/15/33 (g)	248	6
Series 4176 Class BA, 3% 2/15/33	1,074	1,112
Series 1658 Class GZ, 7% 1/15/24	721	812
Series 2380 Class SY, 8.0323% 11/15/31 (e)(g)(h)	1,884	425
Series 2587 Class IM, 6.5% 3/15/33 (g)	320	68
Series 2844:
Class SC, 45.71% 8/15/24 (e)(h)	26	49
Class SD, 84.2699% 8/15/24 (e)(h)	38	98
Series 2947 Class XZ, 6% 3/15/35	738	816
Series 3055 Class CS, 6.4223% 10/15/35 (e)(g)	415	64
Series 3244 Class SG, 6.4923% 11/15/36 (e)(g)(h)	689	123
Series 3274 Class SM, 6.2623% 2/15/37 (e)(g)	530	75
Series 3284 Class CI, 5.9523% 3/15/37 (e)(g)	1,683	269
Series 3287 Class SD, 6.5823% 3/15/37 (e)(g)(h)	1,078	220
Series 3297 Class BI, 6.5923% 4/15/37 (e)(g)(h)	1,527	283
Series 3336 Class LI, 6.4123% 6/15/37 (e)(g)	880	133
Series 3772 Class BI, 4.5% 10/15/18 (g)	774	54
Series 3949 Class MK, 4.5% 10/15/34	600	646
Series 4181 Class LA, 3% 3/15/37	1,495	1,536
Series 4182 Class BA, 3% 6/15/37	6,043	6,245
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	470	528
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5145% 6/16/37 (e)(g)(h)	$ 366	$ 68
Series 2010-H17 Class FA, 0.4986% 7/20/60 (e)(i)	367	362
Series 2010-H18 Class AF, 0.478% 9/20/60 (e)(i)	402	396
Series 2010-H19 Class FG, 0.478% 8/20/60 (e)(i)	517	510
Series 2011-H05 Class FA, 0.678% 12/20/60 (e)(i)	1,347	1,341
Series 2011-H13 Class FA, 0.678% 4/20/61 (e)(i)	213	212
Series 2011-H14:
Class FB, 0.678% 5/20/61 (e)(i)	1,560	1,553
Class FC, 0.678% 5/20/61 (e)(i)	1,467	1,461
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	760	153
sequential payer:
Series 2002-24 Class SK, 7.7825% 4/16/32 (e)(g)(h)	1,612	392
Series 2002-42 Class ZA, 6% 6/20/32	642	715
Series 2004-24 Class ZM, 5% 4/20/34	984	1,114
Series 1998-2 Class SA, 8.3325% 1/16/28 (e)(g)	637	145
Series 1999-34 Class SC, 8.4325% 9/16/19 (e)(g)(h)	682	69
Series 1999-40 Class SE, 8.7825% 11/16/29 (e)(g)(h)	956	104
Series 2000-8 Class SA, 8.2825% 1/16/30 (e)(g)(h)	820	87
Series 2001-3 Class S, 7.9325% 2/16/31 (e)(g)	381	83
Series 2001-36:
Class SB, 7.9325% 12/16/23 (e)(g)(h)	1,065	208
Class SP, 8.5825% 9/16/26 (e)(g)	800	151
Series 2001-38 Class SB, 7.4125% 8/16/31 (e)(g)(h)	603	128
Series 2001-41 Class SG, 8.5825% 9/16/31 (e)(g)	408	71
Series 2001-46 Class SB, 7.9825% 5/16/23 (e)(g)	566	75
Series 2001-49:
Class SC, 7.4325% 12/16/25 (e)(g)(h)	1,418	255
Class SL, 7.4325% 5/16/30 (e)(g)(h)	1,591	317
Class SV, 8.0825% 12/16/28 (e)(g)(h)	1,336	150
Series 2001-50:
Class SD, 8.032% 11/20/31 (e)(g)(h)	895	205
Class ST, 7.5325% 8/16/27 (e)(g)(h)	370	79
Series 2002-5 Class SP, 7.2825% 1/16/32 (e)(g)(h)	632	124
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2004-32 Class GS, 6.3245% 5/16/34 (e)(g)(h)	$ 573	$ 111
Series 2004-73 Class AL, 7.0245% 8/17/34 (e)(g)(h)	203	37
Series 2008-60 Class SH, 5.9745% 7/16/38 (e)(g)(h)	510	83
Series 2011-52 Class HI, 7% 4/16/41 (g)	2,235	613
Series 2012-76 Class GS, 6.5245% 6/16/42 (e)(g)(h)	1,203	214
Series 2012-97 Class JS, 6.0745% 8/16/42 (e)(g)(h)	4,069	661
TOTAL U.S. GOVERNMENT AGENCY		63,371
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,724)		122,870
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (e)(g)	1,309	37
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,254	2,495
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3177% 8/15/29 (b)(e)	2,910	2,910
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.476% 7/25/37 (b)(e)	54	25
Class M2, 0.506% 7/25/37 (b)(e)	56	16
Class M3, 0.536% 7/25/37 (b)(e)	91	21
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.1666% 5/15/35 (b)(e)(g)	3,999	58
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,641
Freddie Mac:
sequential payer Series KO34 Class A2, 3.531% 7/25/23	10,900	11,099
Series K032 Class A2, 3.31% 5/25/23	5,900	5,923
Series K033 Class A2, 3.06% 7/25/23	8,600	8,449
Granite Master Issuer PLC floater Series 2005-2 Class A6, 0.428% 12/20/54 (e)	2,409	2,386
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0185% 11/8/29 (b)(e)	5,000	4,960
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.269% 11/5/30 (b)(e)	$ 909	$ 910
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,401	1,545
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,740	5,208
Series 2007-LD11 Class A4, 5.813% 6/15/49 (e)	4,140	4,653
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,840	3,210
LB-UBS Commercial Mortgage Trust Series 2007-C1 Class XCP, 0.3849% 2/15/40 (e)(g)	7,984	6
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7074% 7/9/21 (b)(e)	1,210	1,196
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	194
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	747	825
Series 2007-C33 Class A4, 5.9245% 2/15/51 (e)	1,470	1,628
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	1,828	2,017
Series 2007-C31A Class A2, 5.421% 4/15/47	396	396
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,468)		65,808
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,563)	14,218	1,512
Cash Equivalents - 4.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (Cost $39,569)	$ 39,569	$ 39,569
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $1,056,370)		1,062,345
NET OTHER ASSETS (LIABILITIES) - (16.3)%		(148,716)
NET ASSETS - 100%		$ 913,629
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 12/1/43	$ (2,900)	(2,669)
3.5% 12/1/43	(2,900)	(2,926)
3.5% 12/1/43	(1,200)	(1,211)
TOTAL TBA SALE COMMITMENTS (Proceeds $6,801)		$ (6,806)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2018	$ 13,187	3-month LIBOR	1.23%	$ (48)	$ 0	$ (48)
CME	Jun. 2018	10,574	3-month LIBOR	1.31%	(79)	0	(79)
CME	Oct. 2018	4,500	1.58%	3-month LIBOR	47	0	47
CME	Oct. 2023	3,600	2.8%	3-month LIBOR	14	0	14
TOTAL INTEREST RATE SWAPS					$ (66)	$ 0	$ (66)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,060,000 or 8.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $157,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $274,000.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$39,569,000 due 12/02/13 at 0.08%
Credit Agricole CIB New York Branch	$ 30,267
Mizuho Securities USA, Inc.	9,302
$ 39,569
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 9
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,486	$ 9	$ -	$ 1,512	0.0%
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 766,211	$ -	$ 766,211	$ -
Asset-Backed Securities	66,375	-	66,375	-
Collateralized Mortgage Obligations	122,870	-	122,870	-
Commercial Mortgage Securities	65,808	-	65,808	-
Fixed-Income Funds	1,512	1,512	-	-
Cash Equivalents	39,569	-	39,569	-
Total Investments in Securities:	$ 1,062,345	$ 1,512	$ 1,060,833	$ -
Derivative Instruments:
Assets
Swaps	$ 61	$ -	$ 61	$ -
Liabilities
Swaps	$ (127)	$ -	$ (127)	$ -
Total Derivative Instruments:	$ (66)	$ -	$ (66)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (6,806)	$ -	$ (6,806)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,056,372,000. Net unrealized appreciation aggregated $5,973,000, of which $18,018,000 related to appreciated investment securities and $12,045,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Limited Term Bond Fund
(formerly Fidelity Advisor
Intermediate Bond Fund)
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

1.813046.109

LTB-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.1%
Automobiles - 1.8%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 1,220,000	$ 1,225,256
1.3% 7/31/15 (d)	1,260,000	1,268,084
1.45% 8/1/16 (d)	1,461,000	1,473,502
1.65% 4/10/15 (d)	620,000	626,069
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	620,000	619,588
1.625% 3/22/15 (d)	1,180,000	1,195,352
2.125% 11/20/18 (d)	1,500,000	1,504,760
2.375% 3/22/17 (d)	600,000	617,731
		8,530,342
Household Durables - 0.4%
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,030,000
Media - 2.9%
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,556,718
5.7% 5/15/18	42,000	48,839
COX Communications, Inc. 5.5% 10/1/15	199,000	214,328
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	1,700,000	1,738,486
5.875% 10/1/19	34,000	38,841
Discovery Communications LLC:
3.7% 6/1/15	875,000	913,238
5.05% 6/1/20	322,000	356,850
News America, Inc.:
5.3% 12/15/14	132,000	138,408
6.9% 3/1/19	750,000	911,662
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	278,451
1.3% 2/23/17	165,000	165,156
Time Warner Cable, Inc.:
5.85% 5/1/17	1,996,000	2,200,233
6.75% 7/1/18	1,141,000	1,285,818
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,939
5.875% 11/15/16	1,685,000	1,910,731
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 455,000	$ 481,552
6.125% 10/5/17	679,000	780,355
		14,044,605
TOTAL CONSUMER DISCRETIONARY		24,604,947
CONSUMER STAPLES - 4.4%
Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	650,000	652,004
Beam, Inc.:
1.75% 6/15/18	218,000	215,115
1.875% 5/15/17	735,000	738,371
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	542,692
Heineken NV 1.4% 10/1/17 (d)	321,000	317,949
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,037,519
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)	2,310,000	2,329,677
2.45% 1/15/17 (d)	1,280,000	1,320,512
The Coca-Cola Co. 1.65% 11/1/18	2,000,000	1,990,872
		9,144,711
Food & Staples Retailing - 0.5%
Walgreen Co. 1.8% 9/15/17	2,267,000	2,278,786
Food Products - 1.0%
Cargill, Inc. 6% 11/27/17 (d)	106,000	122,553
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,209,919
General Mills, Inc. 5.2% 3/17/15	650,000	688,257
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	625,822
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	746,210
6.5% 8/11/17	140,000	165,243
William Wrigley Jr. Co. 2% 10/20/17 (d)	428,000	430,751
		4,988,755
Tobacco - 1.0%
Altria Group, Inc.:
4.125% 9/11/15	500,000	528,615
9.7% 11/10/18	454,000	604,880
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,624,026
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
1.05% 10/30/15	$ 707,000	$ 709,820
6.75% 6/15/17	513,000	595,902
		5,063,243
TOTAL CONSUMER STAPLES		21,475,495
ENERGY - 5.6%
Energy Equipment & Services - 0.8%
Cameron International Corp. 1.6% 4/30/15	468,000	471,133
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	669,525
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	891,008
Nabors Industries, Inc. 2.35% 9/15/16 (d)	257,000	260,658
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	615,282
Noble Holding International Ltd. 2.5% 3/15/17	262,000	265,407
Petrofac Ltd. 3.4% 10/10/18 (d)	1,000,000	1,012,605
		4,185,618
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,679
6.375% 9/15/17	555,000	647,660
Apache Corp. 1.75% 4/15/17	172,000	174,042
BG Energy Capital PLC 2.875% 10/15/16 (d)	620,000	649,464
DCP Midstream Operating LP 2.5% 12/1/17	292,000	294,467
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	226,560
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,585
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	512,589
Enterprise Products Operating LP:
1.25% 8/13/15	480,000	484,119
5.6% 10/15/14	339,000	353,525
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	22,581
Kinder Morgan Energy Partners LP 2.65% 2/1/19	237,000	237,709
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	919,724
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	894,003
Nexen, Inc. 5.2% 3/10/15	158,000	165,473
Petro-Canada 6.05% 5/15/18	326,000	381,647
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	642,600
5.875% 3/1/18	2,000,000	2,166,800
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos 3.5% 7/18/18	$ 5,000,000	$ 5,103,275
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,316,735
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	395,575
5.75% 1/15/20	962,000	1,097,727
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,000,000	988,100
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	884,692
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,542
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	92,047
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,108,705
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,245,508
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	493,890
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	442,270
Western Gas Partners LP:
2.6% 8/15/18	507,000	508,811
5.375% 6/1/21	600,000	645,091
		23,200,195
TOTAL ENERGY		27,385,813
FINANCIALS - 37.5%
Capital Markets - 5.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	403,918
Goldman Sachs Group, Inc.:
1.6% 11/23/15	650,000	658,116
2.375% 1/22/18	4,850,000	4,897,229
3.3% 5/3/15	620,000	640,781
3.625% 2/7/16	2,000,000	2,109,450
3.7% 8/1/15	712,000	743,911
5.95% 1/18/18	1,693,000	1,941,311
6.15% 4/1/18	402,000	465,223
HSBC Bank PLC 1.5% 5/15/18 (d)	1,570,000	1,544,833
JPMorgan Chase & Co.:
1.1% 10/15/15	620,000	622,481
1.125% 2/26/16	1,500,000	1,506,687
Lazard Group LLC:
4.25% 11/14/20	250,000	249,895
6.85% 6/15/17	669,000	758,332
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	46,496
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
6.875% 4/25/18	$ 726,000	$ 866,737
Morgan Stanley:
1.75% 2/25/16	3,610,000	3,662,038
2.125% 4/25/18	580,000	579,213
4.1% 1/26/15	1,320,000	1,368,305
5.45% 1/9/17	200,000	223,255
5.625% 9/23/19	112,000	128,591
5.95% 12/28/17	383,000	442,004
6% 4/28/15	130,000	138,902
7.3% 5/13/19	603,000	739,498
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,295,110
		26,032,316
Commercial Banks - 11.1%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	559,413
1.875% 10/6/17	620,000	626,121
Bank of America NA 5.3% 3/15/17	250,000	278,700
Bank of Montreal 2.5% 1/11/17	640,000	663,925
Bank of Nova Scotia 1.375% 12/18/17	935,000	925,812
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (d)	590,000	583,145
2.7% 9/9/18 (d)	500,000	510,162
BNP Paribas 2.375% 9/14/17	3,000,000	3,079,602
Comerica, Inc. 3% 9/16/15	2,000	2,083
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	2,988,780
Credit Suisse 6% 2/15/18	1,680,000	1,939,125
Discover Bank 2% 2/21/18	3,200,000	3,179,782
Fifth Third Bancorp:
3.625% 1/25/16	361,000	380,614
4.5% 6/1/18	63,000	68,357
5.45% 1/15/17	291,000	321,738
Fifth Third Bank 1.45% 2/28/18	580,000	569,948
Fifth Third Capital Trust IV 6.5% 4/15/37 (f)	7,000	6,991
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	721,944
HBOS PLC 6.75% 5/21/18 (d)	509,000	575,969
Huntington Bancshares, Inc. 7% 12/15/20	180,000	212,917
Huntington National Bank 1.3% 11/20/16	327,000	328,117
JPMorgan Chase Bank 6% 10/1/17	1,762,000	2,035,908
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA 1.65% 2/1/18	$ 397,000	$ 394,506
KeyCorp. 2.3% 12/13/18	2,000,000	2,007,678
Marshall & Ilsley Bank 5% 1/17/17	778,000	853,007
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	940,000	926,971
Nordea Bank AB 0.875% 5/13/16 (d)	860,000	863,540
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,578,815
1.3% 10/3/16	510,000	514,657
Rabobank (Netherlands) NV 2.125% 10/13/15	278,000	285,726
Regions Bank 7.5% 5/15/18	770,000	918,225
Regions Financial Corp.:
2% 5/15/18	580,000	570,330
5.75% 6/15/15	589,000	629,361
7.75% 11/10/14	6,000	6,370
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,694,446
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,102,069
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	940,000	945,680
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	928,373
3.5% 1/20/17	1,378,000	1,461,106
The Toronto Dominion Bank:
2.375% 10/19/16	1,230,000	1,281,649
2.625% 9/10/18	1,200,000	1,240,709
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,010,436
Union Bank NA:
1.5% 9/26/16	335,000	340,020
2.125% 6/16/17	700,000	709,260
3% 6/6/16	500,000	524,782
Wachovia Bank NA 6% 11/15/17	570,000	663,009
Wachovia Corp. 5.625% 10/15/16	590,000	664,480
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,300,650
2.15% 1/15/19	2,500,000	2,523,342
3.676% 6/15/16	620,000	663,414
Westpac Banking Corp. 2% 8/14/17	2,591,000	2,645,131
		53,806,895
Consumer Finance - 7.0%
American Express Co. 1.55% 5/22/18	1,000,000	986,036
American Express Credit Corp.:
0.875% 11/13/15	620,000	621,868
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
1.3% 7/29/16	$ 520,000	$ 524,861
2.75% 9/15/15	1,061,000	1,100,212
2.8% 9/19/16	1,599,000	1,679,287
American Honda Finance Corp.:
1.5% 9/11/17 (d)	620,000	617,121
2.125% 10/10/18	500,000	505,478
Capital One Financial Corp.:
1% 11/6/15	620,000	620,135
2.15% 3/23/15	620,000	630,917
3.15% 7/15/16	1,605,000	1,681,804
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,156,641
Discover Financial Services 6.45% 6/12/17	399,000	454,171
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	607,854
2.75% 5/15/15	930,000	955,381
2.875% 10/1/18	2,000,000	2,050,602
3% 6/12/17	2,500,000	2,613,505
General Electric Capital Corp.:
1% 1/8/16	727,000	731,038
1.5% 7/12/16	2,200,000	2,235,497
1.6% 11/20/17	1,860,000	1,871,606
1.625% 4/2/18	2,370,000	2,369,754
2.25% 11/9/15	886,000	913,178
2.9% 1/9/17	640,000	671,434
2.95% 5/9/16	255,000	267,525
3.35% 10/17/16	610,000	650,942
6.375% 11/15/67 (f)	1,275,000	1,383,375
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	540,798
2.625% 9/24/18	262,000	269,982
Hyundai Capital America:
1.625% 10/2/15 (d)	246,000	247,445
2.125% 10/2/17 (d)	224,000	224,964
2.875% 8/9/18 (d)	240,000	243,763
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,513,078
		33,940,252
Diversified Financial Services - 6.4%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	239,170
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.:
1.5% 10/9/15	$ 1,250,000	$ 1,262,590
2% 1/11/18	5,200,000	5,216,843
2.6% 1/15/19	2,495,000	2,521,617
5.75% 12/1/17	1,150,000	1,317,163
BP Capital Markets PLC:
2.248% 11/1/16	620,000	644,078
3.2% 3/11/16	610,000	643,390
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,225,539
1.3% 4/1/16	870,000	874,135
1.3% 11/15/16	767,000	767,392
1.7% 7/25/16	4,000,000	4,053,692
1.75% 5/1/18	870,000	862,048
3.953% 6/15/16	2,310,000	2,469,099
4.75% 5/19/15	758,000	800,087
6.125% 5/15/18	12,000	14,042
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	354,231
JPMorgan Chase & Co.:
1.625% 5/15/18	4,500,000	4,436,586
3.15% 7/5/16	600,000	630,295
3.4% 6/24/15	2,482,000	2,580,436
TECO Finance, Inc.:
4% 3/15/16	171,000	182,047
5.15% 3/15/20	252,000	277,623
		31,372,103
Insurance - 3.8%
American International Group, Inc.:
3% 3/20/15	1,160,000	1,194,489
4.25% 9/15/14	970,000	997,569
5.45% 5/18/17	2,000,000	2,252,996
Aon Corp. 3.5% 9/30/15	1,911,000	2,000,639
Assurant, Inc. 5.625% 2/15/14	332,000	335,028
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	88,078
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	627,564
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	259,000	266,770
Hartford Financial Services Group, Inc.:
4% 3/30/15	1,000,000	1,041,611
5.375% 3/15/17	18,000	20,067
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	$ 599,000	$ 637,808
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	517,000	523,578
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	269,195
5% 6/15/15	175,000	186,468
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	1,431,000	1,413,689
2.5% 9/29/15 (d)	750,000	774,521
Pacific LifeCorp 6% 2/10/20 (d)	321,000	360,682
Pricoa Global Funding I:
1.15% 11/25/16 (d)	2,000,000	2,000,452
1.6% 5/29/18 (d)	967,000	946,511
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	955,098
Unum Group:
5.625% 9/15/20	737,000	820,867
7.125% 9/30/16	704,000	804,749
		18,518,429
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	191,660
BRE Properties, Inc. 5.5% 3/15/17	61,000	67,565
Camden Property Trust 5.375% 12/15/13	326,000	326,457
DDR Corp. 4.625% 7/15/22	200,000	206,786
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,290,000	1,409,964
7.5% 4/1/17	389,000	456,965
Duke Realty LP:
5.4% 8/15/14	498,000	513,291
6.75% 3/15/20	35,000	40,632
8.25% 8/15/19	7,000	8,750
Equity One, Inc.:
6% 9/15/17	509,000	576,061
6.25% 1/15/17	74,000	83,238
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,770
6.2% 1/15/17	94,000	106,507
HCP, Inc. 3.75% 2/1/16	272,000	286,479
Health Care REIT, Inc. 2.25% 3/15/18	250,000	249,618
HRPT Properties Trust:
5.75% 11/1/15	211,000	220,970
6.25% 6/15/17	186,000	199,547
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 95,000	$ 103,597
Washington REIT 5.25% 1/15/14	30,000	30,140
		5,083,997
Real Estate Management & Development - 2.9%
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,049,779
4.25% 7/15/22	277,000	268,415
6.125% 4/15/20	6,000	6,660
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	409,415
6% 4/1/16	124,000	136,124
ERP Operating LP:
5.375% 8/1/16	240,000	266,521
5.75% 6/15/17	1,003,000	1,132,885
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,105,957
5.125% 3/2/15	170,000	178,181
5.5% 12/15/16	2,260,000	2,513,165
6.625% 10/1/17	1,082,000	1,250,763
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	435,877
4.5% 4/18/22	185,000	184,470
7.75% 8/15/19	64,000	77,981
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	198,442
5.7% 4/15/17 (d)	405,000	442,613
Regency Centers LP:
4.95% 4/15/14	92,000	93,336
5.25% 8/1/15	522,000	556,436
5.875% 6/15/17	244,000	273,968
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,024,448
2.8% 1/30/17	142,000	148,107
Tanger Properties LP:
6.125% 6/1/20	606,000	703,731
6.15% 11/15/15	615,000	678,210
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP 1.55% 9/26/16	$ 346,000	$ 348,452
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	389,278
		13,873,214
TOTAL FINANCIALS		182,627,206
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	509,837
Celgene Corp. 2.45% 10/15/15	56,000	57,739
		567,576
Health Care Providers & Services - 0.7%
Aetna, Inc. 1.5% 11/15/17	77,000	76,451
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	299,760
6.3% 8/15/14	546,000	567,129
Express Scripts, Inc. 3.125% 5/15/16	555,000	581,893
McKesson Corp. 0.95% 12/4/15	120,000	120,075
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,143,751
UnitedHealth Group, Inc. 1.4% 10/15/17	128,000	127,868
WellPoint, Inc.:
1.25% 9/10/15	180,000	181,613
1.875% 1/15/18	326,000	324,686
		3,423,226
Pharmaceuticals - 0.7%
AbbVie, Inc. 1.75% 11/6/17	1,062,000	1,070,156
Mylan, Inc. 1.35% 11/29/16	160,000	160,317
Perrigo Co. 1.3% 11/8/16 (d)	200,000	200,251
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,033,113
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,518
Zoetis, Inc. 1.875% 2/1/18	596,000	594,517
		3,267,872
TOTAL HEALTH CARE		7,258,674
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	53,000	54,128
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 292,929	$ 310,505
6.795% 2/2/20	13,481	13,784
6.9% 7/2/19	106,394	113,969
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	199,775	208,765
8.36% 1/20/19	162,690	179,773
		826,796
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	840,000	831,310
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	442,000	511,925
TOTAL INDUSTRIALS		2,224,159
INFORMATION TECHNOLOGY - 1.3%
Computers & Peripherals - 0.5%
Apple, Inc. 1% 5/3/18	1,730,000	1,684,676
Hewlett-Packard Co. 2.625% 12/9/14	630,000	641,468
		2,326,144
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	99,000	99,036
6.55% 10/1/17	356,000	410,555
		509,591
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	277,000	284,089
Office Electronics - 0.7%
Xerox Corp.:
2.95% 3/15/17	1,057,000	1,087,784
4.25% 2/15/15	2,064,000	2,144,907
		3,232,691
TOTAL INFORMATION TECHNOLOGY		6,352,515
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 1.2%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	$ 335,000	$ 330,645
Sherwin-Williams Co. 1.35% 12/15/17	620,000	612,839
		943,484
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	359,344
Metals & Mining - 1.0%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	459,000	472,500
9.375% 4/8/19 (d)	630,000	801,879
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	630,000	621,704
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,437,150
Vale Overseas Ltd. 6.25% 1/23/17	403,000	451,960
		4,785,193
TOTAL MATERIALS		6,088,021
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,595,313
2.375% 11/27/18	2,000,000	2,006,330
2.5% 8/15/15	562,000	577,604
British Telecommunications PLC 1.625% 6/28/16	1,314,000	1,331,668
CenturyLink, Inc. 6.15% 9/15/19	592,000	623,080
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	923,000	965,357
France Telecom SA 2.125% 9/16/15	220,000	224,094
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,322,304
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	605,129
2% 11/1/16	1,279,000	1,309,550
3% 4/1/16	621,000	648,850
3.65% 9/14/18	1,215,000	1,291,771
		12,501,050
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,646,000	2,719,805
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV: - continued
3.625% 3/30/15	$ 600,000	$ 618,363
Vodafone Group PLC 1.5% 2/19/18	600,000	589,679
		3,927,847
TOTAL TELECOMMUNICATION SERVICES		16,428,897
UTILITIES - 3.4%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	602,486
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	820,052
Duke Capital LLC 5.668% 8/15/14	357,000	369,187
Duke Energy Corp.:
1.625% 8/15/17	304,000	305,607
2.1% 6/15/18	395,000	396,918
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	48,000	54,807
Edison International 3.75% 9/15/17	431,000	457,395
Exelon Corp. 4.9% 6/15/15	415,000	438,683
FirstEnergy Corp. 4.25% 3/15/23	600,000	558,797
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	700,990
Hydro-Quebec 2% 6/30/16	2,500,000	2,581,000
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	488,819
3.75% 11/15/20	2,000	2,022
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,860,583
6.5% 8/1/18	273,000	327,545
Northeast Utilities 1.45% 5/1/18	153,000	149,863
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	129,109
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	468,153
		10,712,016
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	148,000	153,996
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,437
Dominion Resources, Inc.:
2.5481% 9/30/66 (f)	651,000	606,231
7.5% 6/30/66 (f)	567,000	608,816
MidAmerican Energy Holdings, Co. 2% 11/15/18 (d)	544,000	544,319
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 248,000	$ 280,765
NiSource Finance Corp.:
3.85% 2/15/23	700,000	676,199
5.25% 9/15/17	402,000	446,891
5.4% 7/15/14	234,000	240,770
5.45% 9/15/20	43,000	48,045
6.4% 3/15/18	230,000	267,638
Sempra Energy 2.3% 4/1/17	1,435,000	1,470,799
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	454,000	464,783
		5,726,693
TOTAL UTILITIES		16,592,705
TOTAL NONCONVERTIBLE BONDS (Cost $300,293,403)		311,038,432
U.S. Government and Government Agency Obligations - 12.0%

U.S. Government Agency Obligations - 2.5%
Fannie Mae 0.625% 8/26/16	9,137,000	9,154,927
Freddie Mac 1% 9/29/17	3,158,000	3,150,538
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,305,465
U.S. Treasury Obligations - 9.3%
U.S. Treasury Notes:
0.25% 10/31/15	10,000,000	9,996,480
0.625% 10/15/16	18,000,000	18,052,028
0.75% 6/30/17	4,220,000	4,210,767
0.875% 4/30/17 (e)	13,246,000	13,303,951
TOTAL U.S. TREASURY OBLIGATIONS		45,563,226
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	864,382
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $58,673,061)		58,733,073
U.S. Government Agency - Mortgage Securities - 1.9%
	Principal Amount	Value
Fannie Mae - 1.2%
1.89% 2/1/33 (f)	$ 29,455	$ 30,612
1.91% 12/1/34 (f)	34,644	36,091
1.932% 10/1/33 (f)	45,475	47,135
1.949% 7/1/35 (f)	12,492	13,013
1.962% 10/1/33 (f)	17,776	18,483
1.965% 3/1/35 (f)	28,342	29,586
2.048% 10/1/35 (f)	30,106	31,593
2.05% 3/1/35 (f)	5,271	5,432
2.23% 7/1/34 (f)	18,826	19,603
2.303% 6/1/36 (f)	31,718	33,645
2.332% 3/1/35 (f)	18,908	19,999
2.366% 12/1/33 (f)	978,850	1,027,386
2.377% 7/1/35 (f)	112,973	119,511
2.422% 10/1/33 (f)	36,359	38,104
2.536% 6/1/42 (f)	87,204	90,003
2.542% 11/1/36 (f)	218,865	233,365
2.597% 5/1/35 (f)	78,972	84,204
2.604% 7/1/35 (f)	160,424	170,514
2.615% 4/1/35 (f)	559,153	594,160
2.643% 7/1/37 (f)	46,145	49,202
2.949% 11/1/40 (f)	54,870	57,837
2.959% 9/1/41 (f)	63,033	66,146
3.093% 10/1/41 (f)	40,404	42,526
3.196% 1/1/40 (f)	261,741	276,984
3.227% 7/1/41 (f)	101,237	106,577
3.348% 10/1/41 (f)	55,494	58,806
3.495% 3/1/40 (f)	184,470	193,966
3.551% 7/1/41 (f)	109,302	116,198
3.558% 12/1/39 (f)	70,446	74,255
3.599% 3/1/40 (f)	251,058	265,215
4.5% 3/1/35	64,392	68,960
6% 5/1/16 to 4/1/17	84,188	88,237
6.5% 12/1/13 to 8/1/36	974,104	1,081,141
7% 9/1/18 to 6/1/33	457,201	531,665
7.5% 8/1/17 to 3/1/28	159,827	187,719
8.5% 5/1/21 to 9/1/25	14,964	17,364
9.5% 2/1/25	881	1,013
10.5% 8/1/20	8,549	9,852
12.5% 4/1/15	1,506	1,578
TOTAL FANNIE MAE		5,937,680
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.7%
2.08% 4/1/35 (f)	$ 331,388	$ 347,022
2.455% 1/1/35 (f)	49,808	52,136
3.036% 3/1/33 (f)	3,491	3,699
3.064% 10/1/35 (f)	44,281	47,214
3.223% 4/1/41 (f)	63,485	66,752
3.242% 9/1/41 (f)	57,945	61,194
3.283% 6/1/41 (f)	81,093	85,635
3.466% 5/1/41 (f)	66,870	71,007
3.572% 4/1/40 (f)	184,359	194,698
3.583% 2/1/40 (f)	303,108	319,998
3.6% 4/1/40 (f)	148,400	158,232
3.63% 6/1/41 (f)	108,676	115,568
3.715% 5/1/41 (f)	96,657	102,966
4.5% 8/1/18	506,961	537,517
5% 3/1/19	878,676	930,664
8.5% 9/1/24 to 8/1/27	36,371	44,266
TOTAL FREDDIE MAC		3,138,568
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	116,667	137,556
7.5% 2/15/28 to 10/15/28	3,884	4,650
8% 6/15/24	101	120
8.5% 10/15/21	30,850	36,272
11% 7/20/19 to 8/20/19	2,058	2,414
TOTAL GINNIE MAE		181,012
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,900,607)		9,257,260
Asset-Backed Securities - 4.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (f)	56,669	50,244
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (f)	44,742	41,427
Series 2005-HE2 Class M2, 0.841% 4/25/35 (f)	610	609
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,271,327
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,258,498
Series 2012-4 Class A, 1.72% 7/15/19	292,000	294,872
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2012-5 Class A, 1.54% 9/15/19	$ 1,500,000	$ 1,501,883
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	906,000	907,701
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	9,509	9,510
Series 2011-2 Class A3, 1.61% 10/8/15	16,088	16,093
Series 2012-5 Class A3, 0.62% 6/8/17	920,000	919,991
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	714,611
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (f)	6,917	6,191
Series 2004-R2 Class M3, 0.991% 4/25/34 (f)	10,238	6,258
Series 2005-R2 Class M1, 0.616% 4/25/35 (f)	110,758	109,202
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (f)	4,092	3,814
Series 2004-W11 Class M2, 1.216% 11/25/34 (f)	63,962	57,776
Series 2004-W7 Class M1, 0.991% 5/25/34 (f)	185,706	170,684
Series 2006-W4 Class A2C, 0.326% 5/25/36 (f)	140,959	45,170
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.991% 4/25/34 (f)	176,461	165,272
Series 2006-HE2 Class M1, 0.536% 3/25/36 (f)	4,448	154
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.291% 2/25/35 (f)	427,000	344,994
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	1,196,000	1,186,582
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(f)	21,971	18,736
Class C, 1.268% 7/20/39 (d)(f)	38,684	1,559
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (f)	205,465	117,257
CIT Equipment Collateral Series 2013-VT1 Class A3, 1.13% 7/20/20 (d)	3,000,000	2,999,910
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4202% 3/25/32 (MGIC Investment Corp. Insured) (f)	9,741	4,940
Series 2004-3 Class M4, 1.621% 4/25/34 (f)	10,447	7,888
Series 2004-4 Class M2, 0.961% 6/25/34 (f)	39,950	34,999
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	475,793	477,325
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (f)	4,436	3,995
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (f)	33,155	26,169
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	$ 1,310,000	$ 1,342,702
Series 2012-4 Class A1, 0.74% 9/15/16	1,470,000	1,472,561
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,322,260
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.901% 1/25/35 (f)	81,136	65,612
Class M4, 1.186% 1/25/35 (f)	41,438	16,668
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (d)(f)	335,000	283,247
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (d)(f)	8,431	7,919
Series 2006-2A:
Class A, 0.3477% 11/15/34 (d)(f)	162,116	148,294
Class B, 0.4477% 11/15/34 (d)(f)	58,821	49,606
Class C, 0.5477% 11/15/34 (d)(f)	97,078	81,274
Class D, 0.9177% 11/15/34 (d)(f)	36,823	24,005
GSAMP Trust Series 2004-AR1 Class B4, 3.8922% 6/25/34 (d)	54,683	3,969
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.716% 9/25/46 (d)(f)	136,764	136,593
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (f)	41,103	39,370
Series 2003-3 Class M1, 1.456% 8/25/33 (f)	47,793	44,622
Series 2003-5 Class A2, 0.866% 12/25/33 (f)	2,817	2,579
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (f)	141,116	71,397
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	262,098
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.466% 7/25/36 (f)	25,000	1,371
Series 2007-CH1 Class AV4, 0.296% 11/25/36 (f)	176,698	173,660
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (f)	29,725	29,163
Series 2006-A Class 2C, 1.3976% 3/27/42 (f)	392,000	60,559
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (f)	57,632	1,445
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	1,600,000	1,601,178
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (f)	17,380	14,024
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (f)	61,301	53,188
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (f)	70,344	68,224
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (f)	$ 249,512	$ 234,268
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (f)	4,895	4,823
Series 2004-NC8 Class M6, 2.041% 9/25/34 (f)	71,295	46,782
Series 2005-NC1 Class M1, 0.606% 1/25/35 (f)	45,571	42,227
Series 2005-NC2 Class B1, 1.336% 3/25/35 (f)	36,873	18,397
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (f)	162,650	136,496
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (b)(d)(f)	64,000	0
Series 2006-1A Class A, 1.568% 3/20/11 (b)(d)(f)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (f)	60,741	50,336
Class M4, 1.616% 9/25/34 (f)	77,891	23,975
Series 2005-WCH1 Class M4, 0.996% 1/25/36 (f)	126,217	103,213
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (f)	582	551
Santander Drive Auto Receivables Trust:
Series 2012-1 Class A2, 1.25% 4/15/15	3,327	3,329
Series 2013-4 Class B, 2.16% 1/15/20	280,000	284,562
Series 2013-5 Class A3, 0.8% 2/15/18	2,500,000	2,501,618
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.961% 3/25/35 (f)	118,742	97,347
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (f)	123,808	109,341
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (f)	5,918	4,203
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	34,434	34,403
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (f)	2,472	2,298
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (d)(f)	316,356	9,491
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0384% 10/25/44 (d)(f)	203,978	190,720
TOTAL ASSET-BACKED SECURITIES (Cost $22,965,684)		24,051,609
Collateralized Mortgage Obligations - 2.6%
	Principal Amount	Value
Private Sponsor - 1.4%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4186% 8/28/47 (d)(f)	$ 96,442	$ 96,218
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6404% 5/27/35 (d)(f)	975,847	1,004,180
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.268% 12/20/54 (f)	25,291	23,318
Series 2006-1A:
Class A5, 0.308% 12/20/54 (d)(f)	1,025,877	1,013,566
Class C2, 1.368% 12/20/54 (d)(f)	578,000	537,309
Series 2006-2 Class C1, 1.108% 12/20/54 (f)	463,000	421,284
Series 2006-3 Class C2, 1.168% 12/20/54 (f)	128,000	117,043
Series 2006-4:
Class B1, 0.348% 12/20/54 (f)	521,000	492,293
Class C1, 0.928% 12/20/54 (f)	319,000	285,888
Class M1, 0.508% 12/20/54 (f)	137,000	127,725
Series 2007-1:
Class 1C1, 0.768% 12/20/54 (f)	258,000	232,845
Class 1M1, 0.468% 12/20/54 (f)	172,000	162,626
Class 2C1, 1.028% 12/20/54 (f)	117,000	105,745
Class 2M1, 0.668% 12/20/54 (f)	222,000	206,993
Series 2007-2 Class 2C1, 1.0275% 12/17/54 (f)	308,000	278,401
Granite Mortgages Series 2003-2 Class 1A3, 0.7421% 7/20/43 (f)	201,930	201,737
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6921% 1/20/44 (f)	36,767	36,433
Series 2004-1 Class 2A1, 0.5725% 3/20/44 (f)	939,621	936,130
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (f)	48,505	37,242
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (f)	99,202	87,979
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (d)(f)	80,262	73,670
Class B6, 3.0185% 7/10/35 (d)(f)	133,525	121,392
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (d)(f)	1,090	1,084
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (f)	3,329	3,187
TOTAL PRIVATE SPONSOR		6,604,288
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 1.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	$ 716,324	$ 768,519
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	20,572	21,697
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	66,958	70,127
Series 2004-86 Class KC, 4.5% 5/25/19	24,544	24,920
Series 2010-123 Class DL, 3.5% 11/25/25	220,481	229,540
Series 2010-143 Class B, 3.5% 12/25/25	350,871	367,571
Series 2013-40 Class PV, 2% 1/25/26	889,173	905,456
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	71,469	75,025
Series 2363 Class PF, 6% 9/15/16	85,371	89,439
Series 3820 Class DA, 4% 11/15/35	442,349	471,785
Series 4176 Class BA, 3% 2/15/33	588,507	609,141
Series 3777 Class AC, 3.5% 12/15/25	851,413	897,570
Series 3949 Class MK, 4.5% 10/15/34	340,000	366,335
Series 4181 Class LA, 3% 3/15/37	819,148	841,332
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	177,341	179,974
TOTAL U.S. GOVERNMENT AGENCY		5,918,431
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,814,896)		12,522,719
Commercial Mortgage Securities - 8.6%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	782,029	817,094
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (f)(h)	81,353	2,285
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7162% 5/10/45 (f)	108,322	111,587
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	442,958
Series 2007-4 Class A3, 5.8111% 2/10/51 (f)	131,806	134,822
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	870,212	962,960
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	11,750
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3 Class A3, 5.5593% 6/10/49 (f)	$ 361,000	$ 362,759
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3177% 8/15/29 (d)(f)	1,080,000	1,080,030
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (d)(f)	5,019	3,743
Series 2005-4A:
Class A2, 0.556% 1/25/36 (d)(f)	118,178	99,170
Class B1, 1.566% 1/25/36 (d)(f)	10,213	2,167
Class M1, 0.616% 1/25/36 (d)(f)	38,122	21,240
Class M2, 0.636% 1/25/36 (d)(f)	11,437	6,006
Class M3, 0.666% 1/25/36 (d)(f)	16,702	8,594
Class M4, 0.776% 1/25/36 (d)(f)	9,237	4,478
Class M5, 0.816% 1/25/36 (d)(f)	9,237	3,262
Class M6, 0.866% 1/25/36 (d)(f)	9,811	2,944
Series 2006-3A Class M4, 0.596% 10/25/36 (d)(f)	10,687	1,619
Series 2007-1 Class A2, 0.436% 3/25/37 (d)(f)	83,614	57,469
Series 2007-2A:
Class A1, 0.436% 7/25/37 (d)(f)	81,023	64,933
Class A2, 0.486% 7/25/37 (d)(f)	75,749	40,663
Class M1, 0.536% 7/25/37 (d)(f)	26,600	7,315
Class M2, 0.576% 7/25/37 (d)(f)	14,371	2,454
Class M3, 0.656% 7/25/37 (d)(f)	14,497	1,459
Class M4, 0.816% 7/25/37 (d)(f)	29,548	985
Class M5, 0.916% 7/25/37 (d)(f)	880	6
Series 2007-3:
Class A2, 0.456% 7/25/37 (d)(f)	72,092	48,903
Class M1, 0.476% 7/25/37 (d)(f)	15,992	7,568
Class M2, 0.506% 7/25/37 (d)(f)	17,158	4,997
Class M3, 0.536% 7/25/37 (d)(f)	26,469	6,105
Class M4, 0.666% 7/25/37 (d)(f)	41,881	8,494
Class M5, 0.766% 7/25/37 (d)(f)	21,770	3,134
Class M6, 0.966% 7/25/37 (d)(f)	9,859	842
Series 2007-4A:
Class M1, 1.116% 9/25/37 (d)(f)	31,635	2,943
Class M2, 1.216% 9/25/37 (d)(f)	31,635	2,435
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	746,941	52,302
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (d)(f)	76,569	72,739
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class E, 0.4677% 3/15/22 (d)(f)	$ 394,020	$ 366,439
Class F, 0.5177% 3/15/22 (d)(f)	241,475	219,739
Class G, 0.5677% 3/15/22 (d)(f)	62,931	56,008
Class H, 0.7177% 3/15/22 (d)(f)	76,569	66,423
Class J, 0.8677% 3/15/22 (d)(f)	76,569	64,701
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	799,760	880,770
Series 2006-T22 Class A1A, 5.5794% 4/12/38 (f)	907,954	989,622
Series 2006-PW12 Class A1A, 5.7044% 9/11/38 (f)	710,204	780,625
Series 2006-PW14 Class X2, 0.6565% 12/11/38 (d)(f)(h)	2,038,198	287
Series 2007-PW18 Class X2, 0.3079% 6/11/50 (d)(f)(h)	13,869,376	81,899
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(f)(h)	6,730,010	24,087
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (d)(f)	60,694	57,741
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	879,721	991,562
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	133,703	135,040
Class XCL, 1.1666% 5/15/35 (d)(f)(h)	544,434	7,893
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	210,000	214,189
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (f)	1,350,364	1,452,920
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	40,526
Series 2007-C2 Class B, 5.617% 4/15/47 (f)	241,000	175,906
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,145,891
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0177% 4/15/17 (d)(f)	14,378	14,320
Series 2006-FL12 Class AJ, 0.2977% 12/15/20 (d)(f)	87,303	86,133
sequential payer:
Series 2006-C7 Class A1A, 5.7429% 6/10/46 (f)	1,174,296	1,285,990
Series 2006-C8 Class A4, 5.306% 12/10/46	790,000	866,305
Series 2004-LB4A Class A5, 4.84% 10/15/37	2,720,000	2,759,511
Series 2006-C8 Class XP, 0.4664% 12/10/46 (f)(h)	1,735,603	45
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	$ 432,000	$ 479,758
Series 2007-C3 Class A4, 5.6842% 6/15/39 (f)	81,401	89,556
Series 2006-C5 Class ASP, 0.6628% 12/15/39 (f)(h)	1,217,736	44
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (d)(f)	771,000	707,253
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	7,908	7,905
Series 2001-CK6 Class AX, 1.17% 8/15/36 (f)(h)	16,927	20
Series 2001-CKN5 Class AX, 0.6555% 9/15/34 (d)(f)(h)	69,083	40
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (d)(f)	82,000	80,763
Class C:
0.3377% 2/15/22 (d)(f)	212,546	206,294
0.4377% 2/15/22 (d)(f)	75,912	72,603
Class F, 0.4877% 2/15/22 (d)(f)	151,805	144,732
Series 2007-C1:
Class ASP, 0.3538% 2/15/40 (f)(h)	2,662,153	2,359
Class B, 5.487% 2/15/40 (d)(f)	330,000	44,114
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9685% 12/5/31 (d)(f)	480,000	479,670
Class A2FL, 0.8685% 12/5/31 (d)(f)	630,000	626,334
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,241,799
Series 2001-1 Class X1, 2.0466% 5/15/33 (d)(f)(h)	80,001	1,131
Series 2006-C1 Class A1A, 5.2804% 3/10/44 (f)	485,772	525,376
Series 2007-C1 Class XP, 0.1588% 12/10/49 (f)(h)	2,460,240	1,789
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (d)(f)	81,000	80,080
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,205,313
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (d)(f)(h)	3,203,454	8,486
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (d)(f)	806,000	806,755
Class D, 2.2018% 3/6/20 (d)(f)	467,000	467,730
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater Series 2007-EOP:
Class F, 2.6334% 3/6/20 (d)(f)	$ 19,000	$ 19,030
Class G, 2.7903% 3/6/20 (d)(f)	10,000	10,019
Class H, 3.3004% 3/6/20 (d)(f)	7,000	7,018
Class J, 4.0852% 3/6/20 (d)(f)	11,000	11,034
Series 2006-GG6 Class A1A, 5.556% 4/10/38 (f)	434,754	471,511
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (d)	150,000	152,798
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	309,090	340,787
Series 2012-GC6 Class A1, 1.282% 1/10/45	148,445	149,132
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.269% 11/5/30 (d)(f)	486,000	486,430
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	110,000	111,271
Class DFX, 4.6112% 11/5/30 (d)	485,000	489,908
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3377% 11/15/18 (d)(f)	104,750	102,603
Class C, 0.3777% 11/15/18 (d)(f)	74,630	72,696
Class D, 0.3977% 11/15/18 (d)(f)	20,159	19,233
Class E, 0.4477% 11/15/18 (d)(f)	29,456	28,059
Class F, 0.4977% 11/15/18 (d)(f)	44,014	41,816
Class G, 0.5277% 11/15/18 (d)(f)	38,259	36,254
Class H, 0.6677% 11/15/18 (d)(f)	29,463	27,624
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	17,926	17,900
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	445,912	489,897
Series 2007-LD11:
Class A2, 5.798% 6/15/49 (f)	220,854	222,702
Class A4, 5.813% 6/15/49 (f)	29,781	33,472
Series 2007-LDPX Class A3, 5.42% 1/15/49	594,000	657,766
Series 2006-LDP7 Class A1A, 5.863% 4/15/45 (f)	1,024,325	1,131,459
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (f)	18,000	5,368
Class C, 5.7062% 2/12/49 (f)	48,000	9,540
Class D, 5.7062% 2/12/49 (f)	51,000	8,021
Series 2007-LDP10 Class ES, 5.6968% 1/15/49 (d)(f)	112,000	4,703
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	$ 635,215	$ 655,632
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	117,528
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	31,057
Series 2007-C2 Class A3, 5.43% 2/15/40	86,250	95,748
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (f)(h)	294,851	225
Series 2007-C7 Class XCP, 0.2787% 9/15/45 (f)(h)	12,598,085	39,533
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (d)(f)	13,002	12,991
Class H, 0.5677% 9/15/21 (d)(f)	49,497	46,753
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2805% 11/12/37 (f)	233,706	249,434
Series 2005-LC1 Class F, 5.4211% 1/12/44 (d)(f)	188,000	166,192
Series 2006-C2 Class A1A, 5.739% 8/12/43 (f)	737,458	813,319
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (f)	10,836	10,821
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	104,482	107,767
Series 2007-5 Class A4, 5.378% 8/12/48	9,000	9,876
Series 2006-4 Class XP, 0.6171% 12/12/49 (f)(h)	2,880,767	19,019
Series 2007-6 Class B, 5.635% 3/12/51 (f)	216,000	51,473
Series 2007-7 Class B, 5.7367% 6/12/50 (f)	19,000	839
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (d)(f)	40,774	30,580
Series 2007-XLFA:
Class A2, 0.268% 10/15/20 (d)(f)	233,181	232,587
Class C, 0.328% 10/15/20 (d)(f)	124,000	122,732
Class D, 0.358% 10/15/20 (d)(f)	76,067	74,339
Class E, 0.418% 10/15/20 (d)(f)	95,138	91,073
Class F, 0.468% 10/15/20 (d)(f)	57,094	54,084
Class G, 0.508% 10/15/20 (d)(f)	70,577	65,217
Class H, 0.598% 10/15/20 (d)(f)	44,426	39,497
Class J, 0.748% 10/15/20 (d)(f)	25,649	10,235
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	534,686	585,567
Series 2006-IQ11 Class A1A, 5.6651% 10/15/42 (f)	984,139	1,070,719
Series 2006-T23 Class A3, 5.8072% 8/12/41 (f)	110,000	110,636
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	80,929	86,715
Commercial Mortgage Securities - continued
	Principal Amount	Value
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	$ 520,000	$ 531,992
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (d)(f)	165,124	162,647
Class G, 0.5275% 9/15/21 (d)(f)	202,788	192,649
Class J, 0.7675% 9/15/21 (d)(f)	45,086	38,323
Series 2007-WHL8:
Class F, 0.6477% 6/15/20 (d)(f)	526,588	478,641
Class LXR1, 0.8677% 6/15/20 (d)(f)	26,291	24,845
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	410,822	453,686
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	256,190
Series 2007-C32 Class A3, 5.7326% 6/15/49 (f)	367,000	409,790
Series 2007-C33 Class A5, 5.9245% 2/15/51 (f)	143,000	162,216
Series 2005-C22 Class F, 5.3794% 12/15/44 (d)(f)	360,000	73,116
Series 2006-C23 Class A1A, 5.422% 1/15/45 (f)	884,610	956,256
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	527,508	572,451
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	568,994	626,596
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	448,442	494,995
Series 2007-C30 Class XP, 0.4773% 12/15/43 (d)(f)(h)	1,643,265	1,945
Series 2007-C31 Class C, 5.6705% 4/15/47 (f)	59,000	47,729
Series 2007-C31A Class A2, 5.421% 4/15/47	340,773	341,343
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,286,560
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $38,861,193)		41,781,899
Municipal Securities - 0.3%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $1,788,419)	1,575,000	1,706,591
Foreign Government and Government Agency Obligations - 1.6%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d)	520,000	522,600
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,235,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,364,428
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Ontario Province 1% 7/22/16	$ 3,000,000	$ 3,024,834
Russian Federation 3.5% 1/16/19 (d)	600,000	612,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,658,835)		7,758,862
Bank Notes - 0.1%

Fifth Third Bank 4.75% 2/1/15 (Cost $313,232)	308,000	321,819
Fixed-Income Funds - 2.2%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $10,365,439)	100,583	10,643,687
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.10% (a) (Cost $11,312,825)	11,312,825	11,312,825
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $470,947,594)		489,128,776
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,132,834)
NET ASSETS - 100%		$ 486,995,942
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 69,722	$ (42,697)	$ 0	$ (42,697)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,021,949 or 12.3% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $117,512.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,293
Fidelity Specialized High Income Central Fund	94,634
Total	$ 96,927
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,438,117	$ 5,097,902	$ -	$ 10,643,687	2.6%
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 311,038,432	$ -	$ 311,038,432	$ -
U.S. Government and Government Agency Obligations	58,733,073	-	58,733,073	-
U.S. Government Agency - Mortgage Securities	9,257,260	-	9,257,260	-
Asset-Backed Securities	24,051,609	-	23,685,575	366,034
Collateralized Mortgage Obligations	12,522,719	-	12,327,657	195,062
Commercial Mortgage Securities	41,781,899	-	41,726,474	55,425
Municipal Securities	1,706,591	-	1,706,591	-
Foreign Government and Government Agency Obligations	7,758,862	-	7,758,862	-
Bank Notes	321,819	-	321,819	-
Fixed-Income Funds	10,643,687	10,643,687	-	-
Money Market Funds	11,312,825	11,312,825	-	-
Total Investments in Securities:	$ 489,128,776	$ 21,956,512	$ 466,555,743	$ 616,521
Derivative Instruments:
Liabilities
Swaps	$ (42,697)	$ -	$ (42,697)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $477,361,707. Net unrealized appreciation aggregated $11,767,069, of which $13,864,984 related to appreciated investment securities and $2,097,915 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

1.813053.109

AMOR-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 37.2%
1.825% 9/1/36 (e)	$ 200	$ 208
2.294% 7/1/35 (e)	7	7
2.303% 6/1/36 (e)	46	49
2.332% 3/1/35 (e)	38	40
2.337% 9/1/36 (e)	144	153
2.344% 5/1/36 (e)	237	248
2.356% 1/1/35 (e)	271	283
2.422% 10/1/33 (e)	55	57
2.439% 3/1/36 (e)	192	206
2.459% 8/1/35 (e)	393	419
2.5% 1/1/28 to 3/1/43	32,454	32,223
2.503% 4/1/36 (e)	159	167
2.542% 11/1/36 (e)	57	60
2.573% 5/1/36 (e)	59	63
2.604% 7/1/35 (e)	67	71
2.655% 9/1/37 (e)	29	31
2.801% 6/1/36 (e)	567	595
2.875% 10/1/36 (e)	172	183
2.965% 8/1/41 (e)	824	866
3% 4/1/27 to 8/1/43	96,697	93,659
3% 12/1/43 (c)	5,800	5,599
3.175% 3/1/42 (e)	4,578	4,812
3.381% 9/1/41 (e)	206	216
3.495% 3/1/40 (e)	399	419
3.5% 1/1/26 to 10/1/43	23,337	23,436
3.5% 12/1/43 (c)	17,100	17,254
3.5% 12/1/43 (c)	3,000	3,027
4% 12/1/25 to 6/1/43	50,061	52,431
4% 12/1/43 (c)	11,500	12,002
4% 12/1/43 (c)	7,100	7,410
4% 12/1/43 (c)	10,100	10,541
4.5% 5/1/25 to 10/1/41	33,412	35,797
4.5% 12/1/43 (c)	9,100	9,714
4.5% 12/1/43 (c)	3,000	3,202
5% 5/1/20 to 6/1/40	12,344	13,459
5.5% 2/1/18 to 6/1/36	3,502	3,835
5.565% 8/1/46 (e)	45	49
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.295% 4/1/37 (e)	$ 159	$ 166
6.5% 1/1/14 to 5/1/38	3,048	3,387
7% 12/1/15 to 5/1/30	1,525	1,748
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	838	983
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	142	164
9% 10/1/30	211	261
9.5% 7/1/16 to 8/1/22	22	25
12.5% 8/1/15 to 3/1/16	5	5
12.75% 2/1/15	1	1
13.5% 9/1/14	0*	0*
		339,596
Freddie Mac - 22.7%
1.82% 3/1/35 (e)	160	165
2.095% 8/1/37 (e)	93	98
2.137% 5/1/37 (e)	101	106
2.175% 6/1/37 (e)	32	33
2.356% 5/1/34 (e)	11	11
2.385% 6/1/37 (e)	29	30
2.397% 3/1/36 (e)	476	502
2.437% 6/1/37 (e)	315	336
2.469% 11/1/35 (e)	309	327
2.492% 4/1/35 (e)	11	12
2.5% 8/1/28 (j)	6,972	6,985
2.513% 6/1/37 (e)	636	674
2.595% 4/1/37 (e)	9	9
2.699% 4/1/37 (e)	135	144
2.711% 6/1/33 (e)	930	992
2.795% 7/1/36 (e)	137	146
2.905% 10/1/36 (e)	21	22
3% 11/1/42 to 3/1/43	7,293	7,018
3% 12/1/43 (c)	19,800	19,027
3.064% 10/1/35 (e)	63	68
3.089% 9/1/41 (e)	972	1,020
3.5% 1/1/26 to 10/1/43	55,323	55,795
4% 6/1/24 to 5/1/42	28,188	29,488
4% 12/1/43 (c)	4,500	4,681
4.5% 7/1/25 to 10/1/41	16,098	17,200
4.5% 12/1/43 (c)	600	639
5% 7/1/33 to 9/1/40 (d)	19,933	21,622
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 10/1/17 to 10/1/39	$ 18,993	$ 20,752
5.92% 4/1/37 (e)	61	63
6% 4/1/14 to 6/1/39	4,457	4,891
6.442% 12/1/36 (e)	558	589
6.5% 12/1/14 to 9/1/39	6,869	7,660
7% 6/1/21 to 9/1/36	2,156	2,494
7.5% 7/1/14 to 7/1/34	3,064	3,581
8% 11/1/16 to 1/1/37	38	45
8.5% 6/1/16 to 9/1/20	7	8
9% 9/1/16 to 5/1/21	52	57
10% 1/1/16 to 12/1/18	6	6
12.5% 3/1/14 to 12/1/14	0*	0*
13% 11/1/14 to 6/1/15	1	1
		207,297
Ginnie Mae - 24.0%
3% 8/20/42 to 9/20/42	7,917	7,745
3.5% 3/15/42 to 7/15/43	9,596	9,806
3.5% 12/1/43 (c)	5,100	5,212
3.5% 12/1/43 (c)	11,400	11,650
3.5% 12/1/43 (c)	22,800	23,301
4% 9/15/25 to 10/15/42	17,473	18,460
4% 12/1/43 (c)	14,300	15,088
4.497% 1/20/62 (i)	786	867
4.5% 8/15/33 to 3/20/41	53,519	57,802
4.564% 11/20/61 (i)	913	1,005
4.751% 12/20/60 (i)	13,441	14,698
4.814% 1/20/61 (i)	312	342
5% 9/20/33 to 6/20/41	32,561	35,854
5.5% 10/15/33 to 9/15/39	4,176	4,604
6% 8/15/32 to 9/20/38	8,866	10,024
6.5% 10/15/34 to 7/15/36	267	306
7% 2/15/24 to 4/20/32	1,175	1,389
7.5% 12/15/16 to 4/15/32	492	579
8% 6/15/21 to 12/15/25	244	289
8.5% 12/15/16 to 10/15/28	243	290
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	5	6
		219,318
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $761,797)		766,211
Asset-Backed Securities - 7.3%
	Principal Amount (000s)	Value (000s)
American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (b)	$ 946	$ 948
Series 2013-2 Class A, 1.32% 2/15/17 (b)	2,276	2,277
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.366% 8/25/35 (e)	1,512	1,501
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	202	202
Series 2013-2A Class A, 1.75% 11/15/17 (b)	9,793	9,795
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	5,690	5,853
Countrywide Asset-Backed Certificates Trust Series 2006-25 Class 2A2, 0.286% 6/25/47 (e)	385	384
CPS Auto Receivables Trust Series 2013-C Class A, 1.64% 4/16/18 (b)	3,772	3,771
Exeter Auto Receivables Trust:
Series 2013-1A Class A, 1.29% 10/16/17 (b)	3,672	3,680
Series 2013-2A, Class A, 1.49% 11/15/17 (b)	9,279	9,311
GSAMP Trust:
Series 2004-AR1 Class B4, 3.8922% 6/25/34 (b)	82	6
Series 2004-AR2 Class B1, 3.016% 8/25/34 (e)	591	25
HLSS Servicer Advance Receivables Backed Notes 1.2865% 9/15/44 (b)	5,000	5,003
JP Morgan Mortgage Acquisition Trust Series 2007-CH4 Class A3, 0.276% 2/25/32 (e)	4,700	4,519
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AF3, 5.532% 11/25/36	2,802	2,823
Ocala Funding LLC Series 2006-1A Class A, 1.568% 3/20/11 (a)(b)(e)	2,100	0
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	6,427	5,258
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.366% 12/25/36 (e)	2,496	2,457
Stanwich Mortgage Loan Trust Series 2012-NPL5 Class A, 2.9814% 10/18/42 (b)	2,155	2,160
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.596% 5/25/35 (e)	1,995	1,830
Series 2007-BC3 Class 2A1, 0.226% 5/25/47 (e)	4,614	4,572
TOTAL ASSET-BACKED SECURITIES (Cost $68,249)		66,375
Collateralized Mortgage Obligations - 13.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 6.5%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)(e)	$ 58	$ 58
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	1,389	1,400
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.526% 11/26/35 (b)(e)	5,500	4,948
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4186% 8/28/47 (b)(e)	467	466
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6404% 5/27/35 (b)(e)	912	938
CSMC floater Series 2011-1R Class A1, 1.1686% 2/27/47 (b)(e)	1,128	1,124
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (b)	2,971	3,002
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (e)	644	646
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.308% 12/20/54 (b)(e)	7,322	7,234
Series 2006-4 Class A4, 0.268% 12/20/54 (e)	7,146	7,054
Series 2007-1:
Class 2A1, 0.308% 12/20/54 (e)	2,457	2,427
Class 3A1, 0.368% 12/20/54 (e)	2,183	2,159
Series 2007-2:
Class 2A1, 0.2475% 12/17/54 (e)	2,646	2,611
Class 3A1, 0.3475% 12/17/54 (e)	1,601	1,583
Granite Mortgages Series 2003-2 Class 1A3, 0.7421% 7/20/43 (e)	292	292
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6421% 1/20/44 (e)	795	793
Series 2004-1 Class 2A1, 0.5725% 3/20/44 (e)	4,223	4,207
Series 2004-3 Class 2A1, 0.5325% 9/20/44 (e)	2,612	2,602
JP Morgan REREMIC Trust floater Series 2009-5 Class 2A1, 2.0709% 1/26/37 (b)(e)	856	851
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (e)	399	306
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	2,687	2,801
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (e)	1,977	1,753
PMT Loan Trust Series 2013-J1 Class A1, 3.5% 9/25/43 (b)	5,937	5,790
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (e)	235	233
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.806% 9/25/43 (e)	$ 491	$ 471
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4946% 9/25/33 (e)	1,508	1,517
Series 2005-AR2 Class 1A2, 2.6722% 3/25/35 (e)	326	208
Series 2006-AR10 Class 3A1, 2.6303% 7/25/36 (e)	2,049	2,025
TOTAL PRIVATE SPONSOR		59,499
U.S. Government Agency - 6.9%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.934% 12/25/33 (e)(g)(h)	547	112
Series 2007-57 Class FA, 0.396% 6/25/37 (e)	2,429	2,425
Series 2013-121 Class SA, 5.93% 12/25/43 (e)(h)	9,442	1,232
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	3,443	3,820
Series 1999-17 Class PG, 6% 4/25/29	1,123	1,236
Series 1999-32 Class PL, 6% 7/25/29	956	1,055
Series 1999-33 Class PK, 6% 7/25/29	560	618
Series 2001-52 Class YZ, 6.5% 10/25/31	63	71
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,231
Series 2005-73 Class SA, 17.1184% 8/25/35 (e)(h)	235	286
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,215
Series 2011-35 Class PA, 4% 2/25/39	999	1,063
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,035	1,140
Series 2001-31 Class ZC, 6.5% 7/25/31	456	512
Series 2002-16 Class ZD, 6.5% 4/25/32	164	184
Series 2002-74 Class SV, 7.384% 11/25/32 (e)(g)	337	68
Series 2002-79 Class Z, 5.5% 11/25/22	542	593
Series 1993-165 Class SH, 19.3303% 9/25/23 (e)(h)	53	70
Series 2003-21 Class SK, 7.934% 3/25/33 (e)(g)(h)	186	39
Series 2003-35 Class TQ, 7.334% 5/25/18 (e)(g)(h)	120	13
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	53	1
Series 2003-42 Class SJ, 6.884% 11/25/22 (e)(g)(h)	41	1
Series 2003-48 Class HI, 5% 11/25/17 (g)	33	0*
Series 2005-104 Class NI, 6.534% 3/25/35 (e)(g)(h)	2,487	367
Series 2007-57 Class SA, 39.624% 6/25/37 (e)(h)	727	1,359
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class FB, 0.566% 7/25/37 (e)	$ 1,244	$ 1,253
Class SB, 38.604% 7/25/37 (e)(h)	229	432
Series 2008-12 Class SG, 6.184% 3/25/38 (e)(g)(h)	1,340	185
Series 2009-114 Class AI, 5% 12/25/23 (g)	689	49
Series 2009-16 Class SA, 6.084% 3/25/24 (e)(g)(h)	738	54
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	448	34
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	194	17
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	289	25
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,277	107
Series 2010-135 Class LS, 5.884% 12/25/40 (e)(g)(h)	1,156	190
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,383	235
Series 2010-23:
Class AI, 5% 12/25/18 (g)	569	43
Class HI, 4.5% 10/25/18 (g)	364	28
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,180	89
Series 2010-96 Class DI, 4% 5/25/23 (g)	83	0*
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	603	58
Series 2011-67 Class AI, 4% 7/25/26 (g)	384	44
Series 2011-83 Class DI, 6% 9/25/26 (g)	642	102
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	374	30
Series 348 Class 14, 6.5% 8/1/34 (e)(g)	310	63
Series 351:
Class 12, 5.5% 4/1/34 (e)(g)	211	34
Class 13, 6% 3/1/34 (g)	272	47
Series 359 Class 19, 6% 7/1/35 (g)	228	39
Series 384 Class 6, 5% 7/25/37 (g)	753	120
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,151	1,273
Series 2104 Class PG, 6% 12/15/28	348	384
Series 2121 Class MG, 6% 2/15/29	491	542
Series 2154 Class PT, 6% 5/15/29	779	858
Series 2162 Class PH, 6% 6/15/29	128	140
Series 2520 Class BE, 6% 11/15/32	620	683
Series 2585 Class KS, 7.4323% 3/15/23 (e)(g)(h)	69	11
Series 2590 Class YR, 5.5% 9/15/32 (g)	8	0*
Series 2802 Class OB, 6% 5/15/34	3,225	3,594
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 339	$ 345
Series 3002 Class NE, 5% 7/15/35	680	747
Series 3189 Class PD, 6% 7/15/36	610	711
Series 3415 Class PC, 5% 12/15/37	353	380
Series 3786 Class HI, 4% 3/15/38 (g)	1,257	209
Series 3806 Class UP, 4.5% 2/15/41	1,915	2,064
Series 3832 Class PE, 5% 3/15/41	960	1,012
Series 70 Class C, 9% 9/15/20	24	25
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	169	186
Series 2135 Class JE, 6% 3/15/29	572	630
Series 2274 Class ZM, 6.5% 1/15/31	250	281
Series 2281 Class ZB, 6% 3/15/30	224	246
Series 2357 Class ZB, 6.5% 9/15/31	512	579
Series 2502 Class ZC, 6% 9/15/32	607	673
Series 3097 Class IA, 5.5% 3/15/33 (g)	248	6
Series 4176 Class BA, 3% 2/15/33	1,074	1,112
Series 1658 Class GZ, 7% 1/15/24	721	812
Series 2380 Class SY, 8.0323% 11/15/31 (e)(g)(h)	1,884	425
Series 2587 Class IM, 6.5% 3/15/33 (g)	320	68
Series 2844:
Class SC, 45.71% 8/15/24 (e)(h)	26	49
Class SD, 84.2699% 8/15/24 (e)(h)	38	98
Series 2947 Class XZ, 6% 3/15/35	738	816
Series 3055 Class CS, 6.4223% 10/15/35 (e)(g)	415	64
Series 3244 Class SG, 6.4923% 11/15/36 (e)(g)(h)	689	123
Series 3274 Class SM, 6.2623% 2/15/37 (e)(g)	530	75
Series 3284 Class CI, 5.9523% 3/15/37 (e)(g)	1,683	269
Series 3287 Class SD, 6.5823% 3/15/37 (e)(g)(h)	1,078	220
Series 3297 Class BI, 6.5923% 4/15/37 (e)(g)(h)	1,527	283
Series 3336 Class LI, 6.4123% 6/15/37 (e)(g)	880	133
Series 3772 Class BI, 4.5% 10/15/18 (g)	774	54
Series 3949 Class MK, 4.5% 10/15/34	600	646
Series 4181 Class LA, 3% 3/15/37	1,495	1,536
Series 4182 Class BA, 3% 6/15/37	6,043	6,245
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	470	528
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5145% 6/16/37 (e)(g)(h)	$ 366	$ 68
Series 2010-H17 Class FA, 0.4986% 7/20/60 (e)(i)	367	362
Series 2010-H18 Class AF, 0.478% 9/20/60 (e)(i)	402	396
Series 2010-H19 Class FG, 0.478% 8/20/60 (e)(i)	517	510
Series 2011-H05 Class FA, 0.678% 12/20/60 (e)(i)	1,347	1,341
Series 2011-H13 Class FA, 0.678% 4/20/61 (e)(i)	213	212
Series 2011-H14:
Class FB, 0.678% 5/20/61 (e)(i)	1,560	1,553
Class FC, 0.678% 5/20/61 (e)(i)	1,467	1,461
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	760	153
sequential payer:
Series 2002-24 Class SK, 7.7825% 4/16/32 (e)(g)(h)	1,612	392
Series 2002-42 Class ZA, 6% 6/20/32	642	715
Series 2004-24 Class ZM, 5% 4/20/34	984	1,114
Series 1998-2 Class SA, 8.3325% 1/16/28 (e)(g)	637	145
Series 1999-34 Class SC, 8.4325% 9/16/19 (e)(g)(h)	682	69
Series 1999-40 Class SE, 8.7825% 11/16/29 (e)(g)(h)	956	104
Series 2000-8 Class SA, 8.2825% 1/16/30 (e)(g)(h)	820	87
Series 2001-3 Class S, 7.9325% 2/16/31 (e)(g)	381	83
Series 2001-36:
Class SB, 7.9325% 12/16/23 (e)(g)(h)	1,065	208
Class SP, 8.5825% 9/16/26 (e)(g)	800	151
Series 2001-38 Class SB, 7.4125% 8/16/31 (e)(g)(h)	603	128
Series 2001-41 Class SG, 8.5825% 9/16/31 (e)(g)	408	71
Series 2001-46 Class SB, 7.9825% 5/16/23 (e)(g)	566	75
Series 2001-49:
Class SC, 7.4325% 12/16/25 (e)(g)(h)	1,418	255
Class SL, 7.4325% 5/16/30 (e)(g)(h)	1,591	317
Class SV, 8.0825% 12/16/28 (e)(g)(h)	1,336	150
Series 2001-50:
Class SD, 8.032% 11/20/31 (e)(g)(h)	895	205
Class ST, 7.5325% 8/16/27 (e)(g)(h)	370	79
Series 2002-5 Class SP, 7.2825% 1/16/32 (e)(g)(h)	632	124
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2004-32 Class GS, 6.3245% 5/16/34 (e)(g)(h)	$ 573	$ 111
Series 2004-73 Class AL, 7.0245% 8/17/34 (e)(g)(h)	203	37
Series 2008-60 Class SH, 5.9745% 7/16/38 (e)(g)(h)	510	83
Series 2011-52 Class HI, 7% 4/16/41 (g)	2,235	613
Series 2012-76 Class GS, 6.5245% 6/16/42 (e)(g)(h)	1,203	214
Series 2012-97 Class JS, 6.0745% 8/16/42 (e)(g)(h)	4,069	661
TOTAL U.S. GOVERNMENT AGENCY		63,371
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,724)		122,870
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (e)(g)	1,309	37
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,254	2,495
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3177% 8/15/29 (b)(e)	2,910	2,910
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.476% 7/25/37 (b)(e)	54	25
Class M2, 0.506% 7/25/37 (b)(e)	56	16
Class M3, 0.536% 7/25/37 (b)(e)	91	21
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.1666% 5/15/35 (b)(e)(g)	3,999	58
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,641
Freddie Mac:
sequential payer Series KO34 Class A2, 3.531% 7/25/23	10,900	11,099
Series K032 Class A2, 3.31% 5/25/23	5,900	5,923
Series K033 Class A2, 3.06% 7/25/23	8,600	8,449
Granite Master Issuer PLC floater Series 2005-2 Class A6, 0.428% 12/20/54 (e)	2,409	2,386
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0185% 11/8/29 (b)(e)	5,000	4,960
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.269% 11/5/30 (b)(e)	$ 909	$ 910
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,401	1,545
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,740	5,208
Series 2007-LD11 Class A4, 5.813% 6/15/49 (e)	4,140	4,653
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,840	3,210
LB-UBS Commercial Mortgage Trust Series 2007-C1 Class XCP, 0.3849% 2/15/40 (e)(g)	7,984	6
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7074% 7/9/21 (b)(e)	1,210	1,196
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	194
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	747	825
Series 2007-C33 Class A4, 5.9245% 2/15/51 (e)	1,470	1,628
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	1,828	2,017
Series 2007-C31A Class A2, 5.421% 4/15/47	396	396
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,468)		65,808
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,563)	14,218	1,512
Cash Equivalents - 4.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (Cost $39,569)	$ 39,569	$ 39,569
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $1,056,370)		1,062,345
NET OTHER ASSETS (LIABILITIES) - (16.3)%		(148,716)
NET ASSETS - 100%		$ 913,629
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 12/1/43	$ (2,900)	(2,669)
3.5% 12/1/43	(2,900)	(2,926)
3.5% 12/1/43	(1,200)	(1,211)
TOTAL TBA SALE COMMITMENTS (Proceeds $6,801)		$ (6,806)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2018	$ 13,187	3-month LIBOR	1.23%	$ (48)	$ 0	$ (48)
CME	Jun. 2018	10,574	3-month LIBOR	1.31%	(79)	0	(79)
CME	Oct. 2018	4,500	1.58%	3-month LIBOR	47	0	47
CME	Oct. 2023	3,600	2.8%	3-month LIBOR	14	0	14
TOTAL INTEREST RATE SWAPS					$ (66)	$ 0	$ (66)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,060,000 or 8.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $157,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $274,000.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$39,569,000 due 12/02/13 at 0.08%
Credit Agricole CIB New York Branch	$ 30,267
Mizuho Securities USA, Inc.	9,302
$ 39,569
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 9
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,486	$ 9	$ -	$ 1,512	0.0%
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 766,211	$ -	$ 766,211	$ -
Asset-Backed Securities	66,375	-	66,375	-
Collateralized Mortgage Obligations	122,870	-	122,870	-
Commercial Mortgage Securities	65,808	-	65,808	-
Fixed-Income Funds	1,512	1,512	-	-
Cash Equivalents	39,569	-	39,569	-
Total Investments in Securities:	$ 1,062,345	$ 1,512	$ 1,060,833	$ -
Derivative Instruments:
Assets
Swaps	$ 61	$ -	$ 61	$ -
Liabilities
Swaps	$ (127)	$ -	$ (127)	$ -
Total Derivative Instruments:	$ (66)	$ -	$ (66)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (6,806)	$ -	$ (6,806)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,056,372,000. Net unrealized appreciation aggregated $5,973,000, of which $18,018,000 related to appreciated investment securities and $12,045,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014